Equinox Abraham Strategy Fund
RISK/RETURN
Investment Objective:
The Equinox Abraham Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Equinox Abraham Strategy Fund Equinox Abraham Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none
Redemption Fee (as a % of amount redeemed, if sold before 30 days)	[1]	none
[1]	The Fund's transfer agent charges a $15.00 fee for each wire redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Equinox Abraham Strategy Fund Equinox Abraham Strategy Fund Class I Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.78%
Acquired Fund Fees and Expenses	[2][3]	0.07%
Total Annual Fund Operating Expenses	[3]	1.60%
Fee Waiver and/or Expense Reimbursement	[4]	(0.43%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	[3]	1.17%
[1]	Based on estimated amounts for the Fund's current fiscal year.
[2]	"Acquired Fund Fees and Expenses" do not include fees and expenses associated with the Fund's investments in its wholly-owned subsidiary (the "Subsidiary") or in any trading company. However, the Fund indirectly bears the fees and expenses of the Subsidiary and any trading company in the form of reduced returns on its investments. Equinox Fund Management, LLC (the "Adviser") anticipates that any trading company will be subject to (i) management fees that range between 0.0% and 2.0% of notional exposure, and (ii) performance-based incentive fees expected to range from 15.0% to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include "Acquired Fund Fees and Expenses."
[4]	The Adviser has contractually agreed to reduce its compensation and/or reimburse expenses for the Fund, to the extent necessary to ensure that the Fund's total operating expenses, excluding taxes, any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund Fees and Expenses" (as defined in Form N-1A) and brokerage commissions, do not exceed 1.10% (on an annual basis) of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2013. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the Adviser.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $25,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Equinox Abraham Strategy Fund Equinox Abraham Strategy Fund Class I Shares	119	463

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs (which are not reflected in “Annual Fund Operating Expenses” on the table above or in the Expense Example) affect the Fund's performance.

Principal Investment Strategies:

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by investing, directly or indirectly through its wholly-owned subsidiary (the "Subsidiary"), in a combination of (i) trading companies that employ the managed futures program of Abraham Trading Company (“Abraham”), a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to the managed futures program of Abraham (the “Abraham Program”), and (ii) an actively managed fixed-income portfolio.  The Abraham Program generally utilizes a systematic trading model, blending long-term and short-term trend following, short-term momentum, and mean reversion strategies in an effort to reduce volatility without sacrificing performance. In so doing, the Abraham Program seeks opportunities to enter trades believed to provide superior risk/reward characteristics that capture major trends in a diverse group of markets. In evaluating the various factors which make up a trading decision, the Abraham Program weighs each trade's risk-reward potential, how it fits into the risk profile of the entire strategy, and whether it adheres to the program's overall trading goals.  The scope of markets that may be accessed by the Abraham Program includes a variety of commodity, interest rate and financial futures markets.

  Derivative Instruments: As a principal investment strategy, the Fund or the Subsidiary will invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk.  In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. A trading company may take a long or short position in such market.  The Fund or its Subsidiary may also invest in a variety of derivative instruments.

  Fixed-Income Securities:  The Fund will also invest in fixed income securities in order to seek income, for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary.  The Fund may invest in a variety of investment grade fixed income securities, including, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities and money market mutual fund shares.  The Fund also may seek to obtain market exposure to fixed income securities by entering into a series of purchase and sale contracts.  The Fund defines investment grade securities as those that are rated, at the time of purchase, as BBB- or higher by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization.  The Fund may invest in fixed income securities of any duration.

  Subsidiary:  The Fund may invest up to 25% of its total assets in the Subsidiary, which has the same investment objective as the Fund.  Investments in the Subsidiary are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts.  Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies.   A managed futures program may use one or a combination of trading strategies, including those described below.

A Mean Reversion strategy generally seeks to identify instruments whose prices have deviated from, and therefore are likely to return to, their historical averages.  If an instrument is trading below its historical average price, a mean reversion strategy generally would entail taking a long position on the instrument, while if an instrument is trading above its historical average price, a mean reversion strategy generally would entail taking a short position in the instrument.

A Momentum strategy generally seeks to identify the recent price movements of a specific global market segment over a specific period of time, and buy or sell an investment based on these price movements.  Generally, a momentum strategy would entail taking a long position on an investment with an upward price movement and a short position on an investment with a downward price movement.

Systematic Trading is a trading strategy that employs computer-driven, mathematical models to identify when to buy or sell an instrument according to rules determined before a trade is made, generally with little or no human intervention once a mathematical formula has been entered.

A Trading Company is an unaffiliated pooled investment vehicle organized as a limited liability company and operated as a commodity pool.

A Trend Following strategy generally seeks to identify the general direction of one or more global market segments (either up or down) using indicators such as current market prices and moving average prices, and buy or sell investments based on the assessment of these trade signals as determined before a trade is made.  Trend-following generally focuses on the direction an investment or global market segment already has gone and not on the direction it may go.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its interests in the Subsidiary), and the Fund’s assets will consist principally of securities.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund's investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund.   Many factors affect the Fund's net asset value and performance.

A trading company’s use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the trading company (and indirectly the Fund through its investment in trading company) will have the potential for greater losses, as well as the potential for greater gains, than if the trading company did not employ leverage in its  investment activity.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in a trading company’s exposure to an asset class and may cause the value of the trading company’s securities to be volatile.  Accordingly, the Fund’s NAV may be volatile because of its investment in the trading company.

There is no assurance that the Fund’s investment in a trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

  Commodities Risk.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of a trading company or commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

  Counterparty Risk.  Many of the derivative contracts entered into by the Fund, the Subsidiary or a trading company will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Subsidiary or a trading company, the Fund, the Subsidiary or trading company must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund, the Subsidiary or a trading company may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

  Credit Risk.  Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

  Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

  Derivatives Risk. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts.  Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. A small investment in a derivative instrument can have a large impact on the performance of the Fund. There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based.  Purchased options may expire worthless. Derivative counterparties may default.  There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  Emerging Market Risk.  The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

  Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

  Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

  General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

  Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s (or the relevant trading companies’) trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant loss on their investment in the Fund.

  Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

  Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative performance of the Abraham Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

  Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market.  While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

  Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

  Regulatory Change Risk.  The Fund has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation. Recently the Commodity Futures Trading Commission (“CFTC”) has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all trading companies to register with the CFTC. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

  Trading Company Strategy Risk. The Fund gains exposure to the Abraham Program through its investment in trading companies utilizing the Abraham Program. The profitability of the Fund’s investment in a trading company depends primarily on the ability of Abraham to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Price movements for commodity interests are influenced by, among other things:

    changes in interest rates;

    governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

    weather and climate conditions;

    natural disasters, such as hurricanes;

    changing supply and demand relationships;

    changes in balances of payments and trade;

    U.S. and international rates of inflation and deflation;

    currency devaluations and revaluations;

    changes in philosophies and emotions of various market participants.

The Abraham Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, of such trading companies through reduced returns.

The successful use of forward and futures contracts draws upon Abraham’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the instruments held by a trading company and the price of the forward or futures contract possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired losses caused by unanticipated market movements, which are potentially unlimited;

  Abraham’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

  the possibility that the counterparty will default in the performance of its obligations; and

  if the trading company Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements or the trading company may have to close certain positions at a time when it may be disadvantageous to do so

Performance:

Because the Fund has not commenced operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus.  Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Equinox Cantab Strategy Fund
RISK/RETURN
Investment Objective:
The Equinox Cantab Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Equinox Cantab Strategy Fund Equinox Cantab Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none
Redemption Fee (as a % of amount redeemed, if sold before 30 days)	[1]	none
[1]	The Fund's transfer agent charges a $15.00 fee for each wire redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Equinox Cantab Strategy Fund Equinox Cantab Strategy Fund Class I Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.78%
Acquired Fund Fees and Expenses	[2][3]	0.07%
Total Annual Fund Operating Expenses	[3]	1.60%
Fee Waiver and/or Expense Reimbursement	[4]	(0.43%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	[3]	1.17%
[1]	Based on estimated amounts for the Fund's current fiscal year.
[2]	"Acquired Fund Fees and Expenses" do not include fees and expenses associated with the Fund's investments in its wholly-owned subsidiary (the "Subsidiary") or in any trading company. However, the Fund indirectly bears the fees and expenses of the Subsidiary and any trading company in the form of reduced returns on its investments. Equinox Fund Management, LLC (the "Adviser") anticipates that any trading company will be subject to (i) management fees that range between 0.0% and 2.0% of notional exposure, and (ii) performance-based incentive fees expected to range from 15.0% to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include "Acquired Fund Fees and Expenses."
[4]	The Adviser has contractually agreed to reduce its compensation and/or reimburse expenses for the Fund, to the extent necessary to ensure that the Fund's total operating expenses, excluding taxes, any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund Fees and Expenses" (as defined in Form N-1A) and brokerage commissions, do not exceed 1.10% (on an annual basis) of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2013. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the Adviser.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $25,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Equinox Cantab Strategy Fund Equinox Cantab Strategy Fund Class I Shares	119	463

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs (which are not reflected in “Annual Fund Operating Expenses” on the table above or in the Expense Example) affect the Fund's performance.

Principal Investment Strategies:

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by investing directly or indirectly through its wholly-owned subsidiary (the "Subsidiary") in a combination of (i) trading companies that employ the managed futures program of Cantab Capital Partners LLP (“Cantab”), a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to the managed futures program of Cantab (the “Cantab Program”), and (ii) an actively managed fixed-income portfolio. The Cantab Program is quantitative and systematic, employing highly sophisticated statistical models designed to identify and exploit various price inefficiencies across a highly diversified portfolio of liquid financial instruments. The Cantab Program blends a number of strategies, including short-term trading, medium-term trend following or momentum strategies, and value-oriented or carry strategies.   The Cantab Program is primarily “technical” rather than “fundamental” in that many of the underlying models rely on price signals, and attempt to take advantage of the tendency of prices to trend (or to mean-revert) in an observable fashion over various time-frames. The Cantab Program is designed to target specific levels of volatility or risk. The scope of markets that may be accessed by the Cantab Program includes global exchange traded futures and over-the-counter option and forwards markets on commodities (including energies, base and precious metals, and crops), equity indices, government bonds, short term interest rates and currencies.

  Derivative Instruments: As a principal investment strategy, the Fund or the Subsidiary will invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk.  In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. A trading company may take a long or short position in such market.  The Fund or its Subsidiary may also invest in a variety of derivative instruments.

  Fixed-Income Securities:  The Fund will also invest in fixed income securities in order to seek income, for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary.  The Fund may invest in a variety of investment grade fixed income securities, including, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities and money market mutual fund shares.  The Fund also may seek to obtain market exposure to fixed income securities by entering into a series of purchase and sale contracts.  The Fund defines investment grade securities as those that are rated, at the time of purchase, as BBB- or higher by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization.  The Fund may invest in fixed income securities of any duration.

  Subsidiary:  The Fund may invest up to 25% of its total assets in the Subsidiary, which has the same investment objective as the Fund.  Investments in the Subsidiary are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

A Carry trade is where one borrows a currency or commodity with a low cost of carry and lends a similar instrument with a high cost of carry in order to profit from the differential.  Cost of carry is the cost of storing a physical commodity or holding a financial instrument over a period of time.

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts.  Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies.   A managed futures program may use one or a combination of trading strategies, including those described below.

An investment Mean-Reverts when its price returns to its historical average after having deviated from it for a period of time.

A Momentum strategy generally seeks to identify the recent price movements of a specific global market segment over a specific period of time, and buy or sell an investment based on these price movements.  Generally, a momentum strategy would entail taking a long position on an investment with an upward price movement and a short position on an investment with a downward price movement.

Systematic Trading is a trading strategy that employs computer-driven, mathematical models to identify when to buy or sell an instrument according to rules determined before a trade is made, generally with little or no human intervention once a mathematical formula has been entered.

A Trading Company is an unaffiliated pooled investment vehicle organized as a limited liability company and operated as a commodity pool.A Trend Following strategy generally seeks to identify the general direction of one or more global market segments (either up or down) using indicators such as current market prices and moving average prices, and buy or sell investments based on the assessment of these trade signals as determined before a trade is made.  Trend-following generally focuses on the direction an investment or global market segment already has gone and not on the direction it may go.

Volatility is a measurement of the frequency and magnitude of changes in price over a given time period.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its interests in the Subsidiary), and the Fund’s assets will consist principally of securities.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund's investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund.  Many factors affect the Fund's net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

  Commodities Risk.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of a trading company or commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

  Counterparty Risk.  Many of the derivative contracts entered into by the Fund, the Subsidiary or a trading company will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Subsidiary or a trading company, the Fund, the Subsidiary or trading company must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund, the Subsidiary or a trading company may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

  Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

  Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

  Derivatives Risk. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts.  Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. A small investment in a derivative instrument can have a large impact on the performance of the Fund. There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based.  Purchased options may expire worthless. Derivative counterparties may default.  There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  Emerging Market Risk.  The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

  Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

  Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

  General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

  Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s (or the relevant trading companies’) trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant loss on their investment in the Fund.

  Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

  Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative  performance of the Cantab Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

  Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  OTC Trading Risk.  Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

  Portfolio Turnover Risk.  The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

  Regulatory Change Risk.  The Fund has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation. Recently the Commodity Futures Trading Commission (“CFTC”) has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all trading companies to register with the CFTC. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

  Trading Company Strategy Risk. The Fund gains exposure to the Cantab Program through its investment in trading companies utilizing the Cantab Program. The profitability of the Fund’s investment in a trading company depends primarily on the ability of Cantab to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Price movements for commodity interests are influenced by, among other things:

    changes in interest rates;

    governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

    weather and climate conditions;

    natural disasters, such as hurricanes;

    changing supply and demand relationships;

    changes in balances of payments and trade;

    U.S. and international rates of inflation and deflation;

    currency devaluations and revaluations;

    U.S. and international political and economic events; and

    changes in philosophies and emotions of various market participants.

The Cantab Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, of such trading companies through reduced returns.

The successful use of forward and futures contracts draws upon Cantab’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the instruments held by a trading company and the price of the forward or futures contract possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired losses caused by unanticipated market movements, which are potentially unlimited;

  Cantab’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

  the possibility that the counterparty will default in the performance of its obligations; and

  if the trading company Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements or the trading company may have to close certain positions at a time when it may be disadvantageous to do so

A trading company’s use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the trading company (and indirectly the Fund through its investment in trading company) will have the potential for greater losses, as well as the potential for greater gains, than if the trading company did not employ leverage in its investment activity.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in a trading company’s exposure to an asset class and may cause the value of the trading company’s securities to be volatile.  Accordingly, the Fund’s NAV may be volatile because of its investment in the trading company.

There is no assurance that the Fund’s investment in a trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Performance:

Because the Fund has not commenced operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus.  Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Equinox Chesapeake Strategy Fund
RISK/RETURN
Investment Objective:
The Equinox Chesapeake Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Equinox Chesapeake Strategy Fund Equinox Chesapeake Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none
Redemption Fee (as a % of amount redeemed, if sold before 30 days)	[1]	none
[1]	The Fund's transfer agent charges a $15.00 fee for each wire redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Equinox Chesapeake Strategy Fund Equinox Chesapeake Strategy Fund Class I Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.78%
Acquired Fund Fees and Expenses	[2][3]	0.07%
Total Annual Fund Operating Expenses	[3]	1.60%
Fee Waiver and/or Expense Reimbursement	[4]	(0.43%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	[3]	1.17%
[1]	Based on estimated amounts for the Fund's current fiscal year.
[2]	"Acquired Fund Fees and Expenses" do not include fees and expenses associated with the Fund's investments in its wholly-owned subsidiary (the "Subsidiary") or in any trading company. However, the Fund indirectly bears the fees and expenses of the Subsidiary and any trading company in the form of reduced returns on its investments. Equinox Fund Management, LLC (the "Adviser") anticipates that any trading company will be subject to (i) management fees that range between 0.0% and 2.0% of notional exposure, and (ii) performance-based incentive fees expected to range from 15.0% to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include "Acquired Fund Fees and Expenses."
[4]	The Adviser has contractually agreed to reduce its compensation and/or reimburse expenses for the Fund, to the extent necessary to ensure that the Fund's total operating expenses, excluding taxes, any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund Fees and Expenses" (as defined in Form N-1A) and brokerage commissions, do not exceed 1.10% (on an annual basis) of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2013. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the Adviser.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $25,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Equinox Chesapeake Strategy Fund Equinox Chesapeake Strategy Fund Class I Shares	119	463

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs (which are not reflected in “Annual Fund Operating Expenses” on the table above or in the Expense Example) affect the Fund's performance.

Principal Investment Strategies:

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by investing directly or indirectly through its wholly-owned subsidiary (the "Subsidiary") in a combination of (i) trading companies that employ the managed futures program of Chesapeake Capital Corporation (“Chesapeake”), a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to the managed futures program of Chesapeake (the “Chesapeake Program”), and (ii) an actively managed fixed-income portfolio.  The Chesapeake Program is a long-term trend following program that utilizes trading systems across a broadly diversified set of markets with a systematic investment approach, focusing on capital preservation while attempting to provide positive annual returns. The Chesapeake Program analyzes markets, including price movement, market volatility, open interest, and volume, as a means of predicting market opportunity and discovering any repeating patterns in past historical prices. The scope of markets that may be accessed by the Chesapeake Program includes stock indices, single stock futures, interest rates, currencies, and commodities.

  Derivative Instruments: As a principal investment strategy, the Fund or the Subsidiary will invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk.  In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. A trading company may take a long or short position in such market.  The Fund or its Subsidiary may also invest in a variety of derivative instruments.

  Fixed-Income Securities:  The Fund will also invest in fixed income securities in order to seek income, for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary.  The Fund may invest in a variety of investment grade fixed income securities, including, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities and money market mutual fund shares.  The Fund also may seek to obtain market exposure to fixed income securities by entering into a series of purchase and sale contracts.  The Fund defines investment grade securities as those that are rated, at the time of purchase, as BBB- or higher by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization.  The Fund may invest in fixed income securities of any duration.

  Subsidiary:  The Fund may invest up to 25% of its total assets in the Subsidiary, which has the same investment objective as the Fund.  Investments in the Subsidiary are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts.  Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies.   A managed futures program may use one or a combination of trading strategies, including those described below.

A futures contract’s Open Interest is the total number of the contracts long or short in a delivery month or market that has been entered into and not yet liquidated by an offsetting transaction or fulfilled by delivery.

Systematic Trading is a trading strategy that employs computer-driven, mathematical models to identify when to buy or sell an instrument according to rules determined before a trade is made, generally with little or no human intervention once a mathematical formula has been entered.

Technical Analysis is a method of evaluating an investment opportunity by using charts or computer programs to identify patterns in market data, such as price change, rates of change, and changes in volume of trading, open interest and other statistical indicators, in order to project the direction that a market or the price of an investment will move.  Technical analysis does not take into account fundamental market factors, such as supply and demand.

A Trading Company is an unaffiliated pooled investment vehicle organized as a limited liability company and operated as a commodity pool.

A Trend Following strategy generally seeks to identify the general direction of one or more global market segments (either up or down) using indicators such as current market prices and moving average prices, and buy or sell investments based on the assessment of these trade signals as determined before a trade is made.  Trend-following generally focuses on the direction an investment or global market segment already has gone and not on the direction it may go.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its interests in the Subsidiary), and the Fund’s assets will consist principally of securities.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund's investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund.  Many factors affect the Fund's net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

  Commodities Risk.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of a trading company or commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

  Counterparty Risk.  Many of the derivative contracts entered into by the Fund, the Subsidiary or a trading company will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Subsidiary or a trading company, the Fund, the Subsidiary or trading company must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund, the Subsidiary or a trading company may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

  Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

  Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

  Derivatives Risk. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts.  Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. A small investment in a derivative instrument can have a large impact on the performance of the Fund. There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based.  Purchased options may expire worthless. Derivative counterparties may default.  There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  Emerging Market Risk.  The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

  Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

  Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

  General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

  Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s (or the relevant trading companies’) trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant loss on their investment in the Fund.

  Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

  Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative  performance of the Chesapeake Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

  Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  OTC Trading Risk.  Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

  Portfolio Turnover Risk.  The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

  Regulatory Change Risk.  The Fund has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation. Recently the Commodity Futures Trading Commission (“CFTC”) has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all trading companies to register with the CFTC. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

  Trading Company Strategy Risk. The Fund gains exposure to the Chesapeake Program through its investment in trading companies utilizing the Chesapeake Program. The profitability of the Fund’s investment in a trading company depends primarily on the ability of Chesapeake to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Price movements for commodity interests are influenced by, among other things:

  changes in interest rates;

  governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

  weather and climate conditions;

  natural disasters, such as hurricanes;

  changing supply and demand relationships;

  changes in balances of payments and trade;

  U.S. and international rates of inflation and deflation;

  currency devaluations and revaluations;

  U.S. and international political and economic events; and

  changes in philosophies and emotions of various market participants.

The Chesapeake Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, of such trading companies through reduced returns.

The successful use of forward and futures contracts draws upon Chesapeake’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the instruments held by a trading company and the price of the forward or futures contract possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired losses caused by unanticipated market movements, which are potentially unlimited;

  Chesapeake’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

  the possibility that the counterparty will default in the performance of its obligations; and

  if the trading company Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements or the trading company may have to close certain positions at a time when it may be disadvantageous to do so

A trading company’s use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the trading company (and indirectly the Fund through its investment in trading company) will have the potential for greater losses, as well as the potential for greater gains, than if the trading company did not employ leverage in its investment activity.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in a trading company’s exposure to an asset class and may cause the value of the trading company’s securities to be volatile.  Accordingly, the Fund’s NAV may be volatile because of its investment in the trading company.

There is no assurance that the Fund’s investment in a trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Performance:

Because the Fund has not commenced operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus.  Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Equinox Crabel Two Plus Strategy Fund
RISK/RETURN
Investment Objective:
The Equinox Crabel Two Plus Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Equinox Crabel Two Plus Strategy Fund Equinox Crabel Two Plus Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none
Redemption Fee (as a % of amount redeemed, if sold before 30 days)	[1]	none
[1]	The Fund's transfer agent charges a $15.00 fee for each wire redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Equinox Crabel Two Plus Strategy Fund Equinox Crabel Two Plus Strategy Fund Class I Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.78%
Acquired Fund Fees and Expenses	[2][3]	0.07%
Total Annual Fund Operating Expenses	[3]	1.60%
Fee Waiver and/or Expense Reimbursement	[4]	(0.43%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	[3]	1.17%
[1]	Based on estimated amounts for the Fund's current fiscal year.
[2]	"Acquired Fund Fees and Expenses" do not include fees and expenses associated with the Fund's investments in its wholly-owned subsidiary (the "Subsidiary") or in any trading company. However, the Fund indirectly bears the fees and expenses of the Subsidiary and any trading company in the form of reduced returns on its investments. Equinox Fund Management, LLC (the "Adviser") anticipates that any trading company will be subject to (i) management fees that range between 0.0% and 2.0% of notional exposure, and (ii) performance-based incentive fees expected to range from 15.0% to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include "Acquired Fund Fees and Expenses."
[4]	The Adviser has contractually agreed to reduce its compensation and/or reimburse expenses for the Fund, to the extent necessary to ensure that the Fund's total operating expenses, excluding taxes, any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund Fees and Expenses" (as defined in Form N-1A) and brokerage commissions, do not exceed 1.10% (on an annual basis) of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2013. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the Adviser.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $25,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Equinox Crabel Two Plus Strategy Fund Equinox Crabel Two Plus Strategy Fund Class I Shares	119	463

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs (which are not reflected in “Annual Fund Operating Expenses” on the table above or in the Expense Example) affect the Fund's performance.

Principal Investment Strategies:

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by investing directly or indirectly through its wholly-owned subsidiary (the "Subsidiary") in a combination of (i) trading companies that employ the managed futures program of Crabel Capital Management, LLC (”Crabel”), a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to the managed futures program of Crabel (the “Crabel Two Plus Program”), and (ii) an actively managed fixed-income portfolio.  The Crabel Two Plus Program uses a systematic trading model that focuses on the price of an investment in order to maximize risk-adjusted returns with little to no correlation to traditional asset classes.  The Crabel Two Plus Program employs the scientific method in analyzing an investment, beginning with an observation of market behavior, developing a hypothesis on the future price movement of an investment and using statistical models to test the hypothesis.  The Crabel Two Plus Program’s method is results-oriented and combines trend following with short-term trading.  The Crabel Two Plus Program is diversified across a large number of strategies and market sectors.  The scope of markets that may be accessed by the Crabel Two Plus Program includes interest rates, stock indices, currencies, and commodities.

  Derivative Instruments: As a principal investment strategy, the Fund or the Subsidiary will invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk.  In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. A trading company may take a long or short position in such market.  The Fund or its Subsidiary may also invest in a variety of derivative instruments.

  Fixed-Income Securities:  The Fund will also invest in fixed income securities in order to seek income, for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary.  The Fund may invest in a variety of investment grade fixed income securities, including, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities and money market mutual fund shares.  The Fund also may seek to obtain market exposure to fixed income securities by entering into a series of purchase and sale contracts.  The Fund defines investment grade securities as those that are rated, at the time of purchase, as BBB- or higher by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization.  The Fund may invest in fixed income securities of any duration.

  Subsidiary:  The Fund may invest up to 25% of its total assets in the Subsidiary, which has the same investment objective as the Fund.  Investments in the Subsidiary are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

Alpha is a statistical measure of risk-adjusted return for a particular investment.  A higher alpha indicates stronger performance than predicted by the investment’s level of risk. A lower alpha indicates a poorer performance that predicted by the investment’s level of risk.

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts.  Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies.   A managed futures program may use one or a combination of trading strategies, including those described below.

Systematic Trading is a trading strategy that employs computer-driven, mathematical models to identify when to buy or sell an instrument according to rules determined before a trade is made, generally with little or no human intervention once a mathematical formula has been entered.

A Trading Company is an unaffiliated pooled investment vehicle organized as a limited liability company and operated as a commodity pool.

A Trend Following strategy generally seeks to identify the general direction of one or more global market segments (either up or down) using indicators such as current market prices and moving average prices, and buy or sell investments based on the assessment of these trade signals as determined before a trade is made.  Trend-following generally focuses on the direction an investment or global market segment already has gone and not on the direction it may go.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its interests in the Subsidiary), and the Fund’s assets will consist principally of securities.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund's investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund.  Many factors affect the Fund's net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

  Commodities Risk.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of a trading company or commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

  Counterparty Risk.  Many of the derivative contracts entered into by the Fund, the Subsidiary or a trading company will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Subsidiary or a trading company, the Fund, the Subsidiary or trading company must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund, the Subsidiary or a trading company may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

  Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

  Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

  Derivatives Risk. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts.  Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. A small investment in a derivative instrument can have a large impact on the performance of the Fund. There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based.  Purchased options may expire worthless. Derivative counterparties may default.  There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  Emerging Market Risk.  The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

  Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

  Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

  General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

  Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s (or the relevant trading companies’) trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant loss on their investment in the Fund.

  Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

  Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative  performance of the Crabel Two Plus Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

  Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  OTC Trading Risk.  Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

  Portfolio Turnover Risk.  The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

  Regulatory Change Risk.  The Fund has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation. Recently the Commodity Futures Trading Commission (“CFTC”) has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all trading companies to register with the CFTC. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

  Trading Company Strategy Risk. The Fund gains exposure to the Crabel Two Plus Program through its investment in trading companies utilizing the Crabel Two Plus Program. The profitability of the Fund’s investment in a trading company depends primarily on the ability of Crabel to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Price movements for commodity interests are influenced by, among other things:

  changes in interest rates;

  governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

  weather and climate conditions;

  natural disasters, such as hurricanes;

  changing supply and demand relationships;

  changes in balances of payments and trade;

  U.S. and international rates of inflation and deflation;

  currency devaluations and revaluations;

  U.S. and international political and economic events; and

  changes in philosophies and emotions of various market participants.

The Crabel Two Plus Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, of such trading companies through reduced returns.

The successful use of forward and futures contracts draws upon Crabel’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the instruments held by a trading company and the price of the forward or futures contract possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired losses caused by unanticipated market movements, which are potentially unlimited;

  Crabel’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

  the possibility that the counterparty will default in the performance of its obligations; and

  if the trading company Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements or the trading company may have to close certain positions at a time when it may be disadvantageous to do so

A trading company’s use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the trading company (and indirectly the Fund through its investment in trading company) will have the potential for greater losses, as well as the potential for greater gains, than if the trading company did not employ leverage in its investment activity.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in a trading company’s exposure to an asset class and may cause the value of the trading company’s securities to be volatile.  Accordingly, the Fund’s NAV may be volatile because of its investment in the trading company.

There is no assurance that the Fund’s investment in a trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Performance:

Because the Fund has not commenced operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus.  Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Equinox Eclipse Strategy Fund
RISK/RETURN
Investment Objective:
The Equinox Eclipse Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Equinox Eclipse Strategy Fund Equinox Eclipse Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none
Redemption Fee (as a % of amount redeemed, if sold before 30 days)	[1]	none
[1]	The Fund's transfer agent charges a $15.00 fee for each wire redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Equinox Eclipse Strategy Fund Equinox Eclipse Strategy Fund Class I Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.78%
Acquired Fund Fees and Expenses	[2][3]	0.07%
Total Annual Fund Operating Expenses	[3]	1.60%
Fee Waiver and/or Expense Reimbursement	[4]	(0.43%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	[3]	1.17%
[1]	Based on estimated amounts for the Fund's current fiscal year.
[2]	"Acquired Fund Fees and Expenses" do not include fees and expenses associated with the Fund's investments in its wholly-owned subsidiary (the "Subsidiary") or in any trading company. However, the Fund indirectly bears the fees and expenses of the Subsidiary and any trading company in the form of reduced returns on its investments. Equinox Fund Management, LLC (the "Adviser") anticipates that any trading company will be subject to (i) management fees that range between 0.0% and 2.0% of notional exposure, and (ii) performance-based incentive fees expected to range from 15.0% to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include "Acquired Fund Fees and Expenses."
[4]	The Adviser has contractually agreed to reduce its compensation and/or reimburse expenses for the Fund, to the extent necessary to ensure that the Fund's total operating expenses, excluding taxes, any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund Fees and Expenses" (as defined in Form N-1A) and brokerage commissions, do not exceed 1.10% (on an annual basis) of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2013. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the Adviser.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $25,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Equinox Eclipse Strategy Fund Equinox Eclipse Strategy Fund Class I Shares	119	463

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs (which are not reflected in “Annual Fund Operating Expenses” on the table above or in the Expense Example) affect the Fund's performance.

Principal Investment Strategies:

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by investing directly or indirectly through its wholly-owned subsidiary (the "Subsidiary") in a combination of (i) trading companies that employ the managed futures program of Eclipse Capital Management, Inc. (“Eclipse”), a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to the managed futures program of Eclipse (the “Eclipse Program”), and (ii) an actively managed fixed-income portfolio.  The Eclipse Program utilizes a systematic, quantitative managed futures program that combines momentum, mean reversion, global macro andfundamental strategies. The Eclipse Program uses a diversified collection of statistical models, which tracks price movements and other data. The Eclipse Program, with its multifactor approach to trading, was designed to provide reliable future performance. The scope of markets that may be accessed by the Eclipse Program includes fixed income, equity indices, commodities, and currencies.

  Derivative Instruments: As a principal investment strategy, the Fund or the Subsidiary will invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk.  In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. A trading company may take a long or short position in such market.  The Fund or its Subsidiary may also invest in a variety of derivative instruments.

  Fixed-Income Securities:  The Fund will also invest in fixed income securities in order to seek income, for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary.  The Fund may invest in a variety of investment grade fixed income securities, including, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities and money market mutual fund shares.  The Fund also may seek to obtain market exposure to fixed income securities by entering into a series of purchase and sale contracts.  The Fund defines investment grade securities as those that are rated, at the time of purchase, as BBB- or higher by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization.  The Fund may invest in fixed income securities of any duration.

  Subsidiary:  The Fund may invest up to 25% of its total assets in the Subsidiary, which has the same investment objective as the Fund.  Investments in the Subsidiary are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

Fundamental Analysis is the study of basic, underlying factors that will affect the supply and demand of an investment.  For example, with respect to commodity futures, fundamental analysis may look at crop reports, weather patterns, economic reports and other fundamental data to determine whether to buy or sell the futures contract.

 A Global Macro strategy generally analyzes global economic, political or financial trends to seek returns and invests across a number of geographic regions.

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts.  Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies.   A managed futures program may use one or a combination of trading strategies, including those described below.

A Mean Reversion strategy generally seeks to identify instruments whose prices have deviated from, and therefore are likely to return to, their historical averages.  If an instrument is trading below its historical average price, a mean reversion strategy generally would entail taking a long position on the instrument, while if an instrument is trading above its historical average price, a mean reversion strategy generally would entail taking a short position in the instrument.

A Momentum strategy generally seeks to identify the recent price movements of a specific global market segment over a specific period of time, and buy or sell an investment based on these price movements.  Generally, a momentum strategy would entail taking a long position on an investment with an upward price movement and a short position on an investment with a downward price movement.

Systematic Trading is a trading strategy that employs computer-driven, mathematical models to identify when to buy or sell an instrument according to rules determined before a trade is made, generally with little or no human intervention once a mathematical formula has been entered.

A Trading Company is an unaffiliated pooled investment vehicle organized as a limited liability company and operated as a commodity pool.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its interests in the Subsidiary), and the Fund’s assets will consist principally of securities.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund's investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund.  Many factors affect the Fund's net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

  Commodities Risk.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of a trading company or commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

  Counterparty Risk.  Many of the derivative contracts entered into by the Fund, the Subsidiary or a trading company will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Subsidiary or a trading company, the Fund, the Subsidiary or trading company must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund, the Subsidiary or a trading company may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

  Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

  Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

  Derivatives Risk. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts.  Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. A small investment in a derivative instrument can have a large impact on the performance of the Fund. There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based.  Purchased options may expire worthless. Derivative counterparties may default.  There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  Emerging Market Risk.  The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

  Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

  Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

  General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

  Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s (or the relevant trading companies’) trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant loss on their investment in the Fund.

  Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

  Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative  performance of the Eclipse Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

  Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  OTC Trading Risk.  Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

  Portfolio Turnover Risk.  The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

  Regulatory Change Risk.  The Fund has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation. Recently the Commodity Futures Trading Commission (“CFTC”) has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all trading companies to register with the CFTC. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

  Trading Company Strategy Risk. The Fund gains exposure to the Eclipse Program through its investment in trading companies utilizing the Eclipse Program. The profitability of the Fund’s investment in a trading company depends primarily on the ability of Eclipse to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Price movements for commodity interests are influenced by, among other things:

  changes in interest rates;

  governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

  weather and climate conditions;

  natural disasters, such as hurricanes;

  changing supply and demand relationships;

  changes in balances of payments and trade;

  U.S. and international rates of inflation and deflation;

  currency devaluations and revaluations;

  U.S. and international political and economic events; and

  changes in philosophies and emotions of various market participants.

The Eclipse Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, of such trading companies through reduced returns.

The successful use of forward and futures contracts draws upon Eclipse’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the instruments held by a trading company and the price of the forward or futures contract possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired losses caused by unanticipated market movements, which are potentially unlimited;

  Eclipse’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

  the possibility that the counterparty will default in the performance of its obligations; and

  if the trading company Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements or the trading company may have to close certain positions at a time when it may be disadvantageous to do so

A trading company’s use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the trading company (and indirectly the Fund through its investment in trading company) will have the potential for greater losses, as well as the potential for greater gains, than if the trading company did not employ leverage in its investment activity.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in a trading company’s exposure to an asset class and may cause the value of the trading company’s securities to be volatile.  Accordingly, the Fund’s NAV may be volatile because of its investment in the trading company.

There is no assurance that the Fund’s investment in a trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Performance:

Because the Fund has not commenced operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus.  Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Equinox John Locke Strategy Fund
RISK/RETURN
Investment Objective:
The Equinox John Locke Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Equinox John Locke Strategy Fund Equinox John Locke Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none
Redemption Fee (as a % of amount redeemed, if sold before 30 days)	[1]	none
[1]	The Fund's transfer agent charges a $15.00 fee for each wire redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Equinox John Locke Strategy Fund Equinox John Locke Strategy Fund Class I Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.78%
Acquired Fund Fees and Expenses	[2][3]	0.07%
Total Annual Fund Operating Expenses	[3]	1.60%
Fee Waiver and/or Expense Reimbursement	[4]	(0.43%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	[3]	1.17%
[1]	Based on estimated amounts for the Fund's current fiscal year.
[2]	"Acquired Fund Fees and Expenses" do not include fees and expenses associated with the Fund's investments in its wholly-owned subsidiary (the "Subsidiary") or in any trading company. However, the Fund indirectly bears the fees and expenses of the Subsidiary and any trading company in the form of reduced returns on its investments. Equinox Fund Management, LLC (the "Adviser") anticipates that any trading company will be subject to (i) management fees that range between 0.0% and 2.0% of notional exposure, and (ii) performance-based incentive fees expected to range from 15.0% to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include "Acquired Fund Fees and Expenses."
[4]	The Adviser has contractually agreed to reduce its compensation and/or reimburse expenses for the Fund, to the extent necessary to ensure that the Fund's total operating expenses, excluding taxes, any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund Fees and Expenses" (as defined in Form N-1A) and brokerage commissions, do not exceed 1.10% (on an annual basis) of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2013. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the Adviser.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $25,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Equinox John Locke Strategy Fund Equinox John Locke Strategy Fund Class I Shares	119	463

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs (which are not reflected in “Annual Fund Operating Expenses” on the table above or in the Expense Example) affect the Fund's performance.

Principal Investment Strategies:

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by investing directly or indirectly through its wholly-owned subsidiary (the "Subsidiary") in a combination of (i) trading companies that employ the managed futures program of John Locke Investments (“John Locke”), a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to the managed futures program of John Locke (the “John Locke Program”), and (ii) an actively managed fixed-income portfolio.  The John Locke Program takes a systematic, approach to investing in global futures markets, testing multiple variables to detect trends of a variety of futures contracts over time. The John Locke Program seeks to equalize risk across all futures contracts by measuring volatility in real timeand limiting value-at-risk.  The John Locke Program starts with a research process that is structured to avoid overdependence on historical data. To this end, all research is carried out on the same platform with a standardized dataset, standardized backtesting methodology, standardized simulation trading, and standardized slippage hypothesis.  The John Locke Program uses a quantitative method to investment management in an effort to identify deeply engrained patterns in markets, developing models to identify these patterns.  The scope of markets that may be accessed by the John Locke Program includes stock indices, currencies, bonds and commodities.

  Derivative Instruments: As a principal investment strategy, the Fund or the Subsidiary will invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk.  In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. A trading company may take a long or short position in such market.  The Fund or its Subsidiary may also invest in a variety of derivative instruments.

  Fixed-Income Securities:  The Fund will also invest in fixed income securities in order to seek income, for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary.  The Fund may invest in a variety of investment grade fixed income securities, including, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities and money market mutual fund shares.  The Fund also may seek to obtain market exposure to fixed income securities by entering into a series of purchase and sale contracts.  The Fund defines investment grade securities as those that are rated, at the time of purchase, as BBB- or higher by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization.  The Fund may invest in fixed income securities of any duration.

  Subsidiary:  The Fund may invest up to 25% of its total assets in the Subsidiary, which has the same investment objective as the Fund.  Investments in the Subsidiary are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

Backtesting is the process of using historical data to simulate a trading strategy over a prior time period in order to determine how effective the strategy would have been if used during that time period.

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts.  Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies.   A managed futures program may use one or a combination of trading strategies, including those described below.

Simulation Trading is the process of testing a trading strategy under multiple, hypothetical scenarios in order to help determine the likelihood that a trade will produce the desired result.

Slippage is the difference between the price at which a trade is expected to be executed and the actual price at which it is executed.  Slippage may occur for a variety of reasons, such as in volatile markets where executing a trade at the expected price may not be possible.

Systematic Trading is a trading strategy that employs computer-driven, mathematical models to identify when to buy or sell an instrument according to rules determined before a trade is made, generally with little or no human intervention once a mathematical formula has been entered.

A Trading Company is an unaffiliated pooled investment vehicle organized as a limited liability company and operated as a commodity pool.

A Trend is the general direction, either upward or downward, in which prices have been moving.

Value-at-Risk is a statistical analysis used to estimate the likelihood that a portfolio will suffer a certain loss over a certain time period.

Volatility is a measurement of the frequency and magnitude of changes in price over a given time period.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its interests in the Subsidiary), and the Fund’s assets will consist principally of securities.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund's investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund.  Many factors affect the Fund's net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

  Commodities Risk.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of a trading company or commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

  Counterparty Risk.  Many of the derivative contracts entered into by the Fund, the Subsidiary or a trading company will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Subsidiary or a trading company, the Fund, the Subsidiary or trading company must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund, the Subsidiary or a trading company may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

  Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

  Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

  Derivatives Risk. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts.  Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. A small investment in a derivative instrument can have a large impact on the performance of the Fund. There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based.  Purchased options may expire worthless. Derivative counterparties may default.  There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  Emerging Market Risk.  The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

  Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

  Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

  General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

  Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s (or the relevant trading companies’) trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant loss on their investment in the Fund.

  Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

  Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative  performance of the John Locke Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

  Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  OTC Trading Risk.  Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

  Portfolio Turnover Risk.  The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

  Regulatory Change Risk.  The Fund has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation. Recently the Commodity Futures Trading Commission (“CFTC”) has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all trading companies to register with the CFTC. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

  Trading Company Strategy Risk. The Fund gains exposure to the John Locke Program through its investment in trading companies utilizing the John Locke Program. The profitability of the Fund’s investment in a trading company depends primarily on the ability of John Locke to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Price movements for commodity interests are influenced by, among other things:

  changes in interest rates;

  governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

  weather and climate conditions;

  natural disasters, such as hurricanes;

  changing supply and demand relationships;

  changes in balances of payments and trade;

  U.S. and international rates of inflation and deflation;

  currency devaluations and revaluations;

  U.S. and international political and economic events; and

  changes in philosophies and emotions of various market participants.

The John Locke Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, of such trading companies through reduced returns.

The successful use of forward and futures contracts draws upon John Locke’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the instruments held by a trading company and the price of the forward or futures contract possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired losses caused by unanticipated market movements, which are potentially unlimited;

  John Locke’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

  the possibility that the counterparty will default in the performance of its obligations; and

  if the trading company Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements or the trading company may have to close certain positions at a time when it may be disadvantageous to do so

A trading company’s use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the trading company (and indirectly the Fund through its investment in trading company) will have the potential for greater losses, as well as the potential for greater gains, than if the trading company did not employ leverage in its investment activity.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in a trading company’s exposure to an asset class and may cause the value of the trading company’s securities to be volatile.  Accordingly, the Fund’s NAV may be volatile because of its investment in the trading company.

There is no assurance that the Fund’s investment in a trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Performance:

Because the Fund has not commenced operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus.  Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Equinox Mesirow Strategy Fund
RISK/RETURN
Investment Objective:
The Equinox Mesirow Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Equinox Mesirow Strategy Fund Equinox Mesirow Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none
Redemption Fee (as a % of amount redeemed, if sold before 30 days)	[1]	none
[1]	The Fund's transfer agent charges a $15.00 fee for each wire redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Equinox Mesirow Strategy Fund Equinox Mesirow Strategy Fund Class I Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.78%
Acquired Fund Fees and Expenses	[2][3]	0.07%
Total Annual Fund Operating Expenses	[3]	1.60%
Fee Waiver and/or Expense Reimbursement	[4]	(0.43%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	[3]	1.17%
[1]	Based on estimated amounts for the Fund's current fiscal year.
[2]	"Acquired Fund Fees and Expenses" do not include fees and expenses associated with the Fund's investments in its wholly-owned subsidiary (the "Subsidiary") or in any trading company. However, the Fund indirectly bears the fees and expenses of the Subsidiary and any trading company in the form of reduced returns on its investments. Equinox Fund Management, LLC (the "Adviser") anticipates that any trading company will be subject to (i) management fees that range between 0.0% and 2.0% of notional exposure, and (ii) performance-based incentive fees expected to range from 15.0% to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include "Acquired Fund Fees and Expenses."
[4]	The Adviser has contractually agreed to reduce its compensation and/or reimburse expenses for the Fund, to the extent necessary to ensure that the Fund's total operating expenses, excluding taxes, any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund Fees and Expenses" (as defined in Form N-1A) and brokerage commissions, do not exceed 1.10% (on an annual basis) of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2013. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the Adviser.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $25,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Equinox Mesirow Strategy Fund Equinox Mesirow Strategy Fund Class I Shares	119	463

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs (which are not reflected in “Annual Fund Operating Expenses” on the table above or in the Expense Example) affect the Fund's performance.

Principal Investment Strategies:

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by investing directly or indirectly through its wholly-owned subsidiary (the "Subsidiary") in a combination of (i) trading companies that employ the managed futures program of Mesirow Financial Commodities Management, LLC (“Mesirow”), a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to the managed futures program of Mesirow (the “Mesirow Program”), and (ii) an actively managed fixed-income portfolio.  The Mesirow Program utilizes a fundamental, global macro approach with a focus on commodities, coupled with rigorous risk management while seeking to generate potentially consistent returns with low volatility in various market environments. The Mesirow Program seeks to generate returns in both rising and falling market environments by applying discretionary, fundamental evaluation of market drivers and their impact on various market sectors. The scope of markets that may be accessed by the Mesirow Program includes stock indices, currencies, and commodities.

  Derivative Instruments: As a principal investment strategy, the Fund or the Subsidiary will invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk.  In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. A trading company may take a long or short position in such market.  The Fund or its Subsidiary may also invest in a variety of derivative instruments.

  Fixed-Income Securities:  The Fund will also invest in fixed income securities in order to seek income, for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary.  The Fund may invest in a variety of investment grade fixed income securities, including, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities and money market mutual fund shares.  The Fund also may seek to obtain market exposure to fixed income securities by entering into a series of purchase and sale contracts.  The Fund defines investment grade securities as those that are rated, at the time of purchase, as BBB- or higher by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization.  The Fund may invest in fixed income securities of any duration.

  Subsidiary:  The Fund may invest up to 25% of its total assets in the Subsidiary, which has the same investment objective as the Fund.  Investments in the Subsidiary are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

Fundamental Analysis is the study of basic, underlying factors that will affect the supply and demand of an investment.  For example, with respect to commodity futures, fundamental analysis may look at crop reports, weather patterns, economic reports and other fundamental data to determine whether to buy or sell the futures contract.

A Global Macro strategy generally analyzes global economic, political or financial trends to seek returns and invests across a number of geographic regions.

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts.  Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies.   A managed futures program may use one or a combination of trading strategies, including those described below.

A Trading Company is an unaffiliated pooled investment vehicle organized as a limited liability company and operated as a commodity pool.Volatility is a measurement of the frequency and magnitude of changes in price over a given time period.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its interests in the Subsidiary), and the Fund’s assets will consist principally of securities.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund's investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund.  Many factors affect the Fund's net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

  Commodities Risk.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of a trading company or commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

  Counterparty Risk.  Many of the derivative contracts entered into by the Fund, the Subsidiary or a trading company will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Subsidiary or a trading company, the Fund, the Subsidiary or trading company must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund, the Subsidiary or a trading company may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

  Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

  Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

  Derivatives Risk. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts.  Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. A small investment in a derivative instrument can have a large impact on the performance of the Fund. There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based.  Purchased options may expire worthless. Derivative counterparties may default.  There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  Emerging Market Risk.  The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

  Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

  Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

  General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

  Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s (or the relevant trading companies’) trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant loss on their investment in the Fund.

  Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

  Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative  performance of the Mesirow Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

  Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  OTC Trading Risk.  Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

  Portfolio Turnover Risk.  The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

  Regulatory Change Risk.  The Fund has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation. Recently the Commodity Futures Trading Commission (“CFTC”) has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all trading companies to register with the CFTC. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

  Trading Company Strategy Risk. The Fund gains exposure to the Mesirow Program through its investment in trading companies utilizing the Mesirow Program. The profitability of the Fund’s investment in a trading company depends primarily on the ability of Mesirow to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Price movements for commodity interests are influenced by, among other things:

  changes in interest rates;

  governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

  weather and climate conditions;

  natural disasters, such as hurricanes;

  changing supply and demand relationships;

  changes in balances of payments and trade;

  U.S. and international rates of inflation and deflation;

  currency devaluations and revaluations;

  U.S. and international political and economic events; and

  changes in philosophies and emotions of various market participants.

The Mesirow Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, of such trading companies through reduced returns.

The successful use of forward and futures contracts draws upon Mesirow’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the instruments held by a trading company and the price of the forward or futures contract possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired losses caused by unanticipated market movements, which are potentially unlimited;

  Mesirow’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

  the possibility that the counterparty will default in the performance of its obligations; and

  if the trading company Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements or the trading company may have to close certain positions at a time when it may be disadvantageous to do so

A trading company’s use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the trading company (and indirectly the Fund through its investment in trading company) will have the potential for greater losses, as well as the potential for greater gains, than if the trading company did not employ leverage in its investment activity.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in a trading company’s exposure to an asset class and may cause the value of the trading company’s securities to be volatile.  Accordingly, the Fund’s NAV may be volatile because of its investment in the trading company.

There is no assurance that the Fund’s investment in a trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Performance:

Because the Fund has not commenced operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus.  Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Equinox QCM Strategy Fund
RISK/RETURN
Investment Objective:
The Equinox QCM Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Equinox QCM Strategy Fund Equinox QCM Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none
Redemption Fee (as a % of amount redeemed, if sold before 30 days)	[1]	none
[1]	The Fund's transfer agent charges a $15.00 fee for each wire redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Equinox QCM Strategy Fund Equinox QCM Strategy Fund Class I Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.78%
Acquired Fund Fees and Expenses	[2][3]	0.07%
Total Annual Fund Operating Expenses	[3]	1.60%
Fee Waiver and/or Expense Reimbursement	[4]	(0.43%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	[3]	1.17%
[1]	Based on estimated amounts for the Fund's current fiscal year.
[2]	"Acquired Fund Fees and Expenses" do not include fees and expenses associated with the Fund's investments in its wholly-owned subsidiary (the "Subsidiary") or in any trading company. However, the Fund indirectly bears the fees and expenses of the Subsidiary and any trading company in the form of reduced returns on its investments. Equinox Fund Management, LLC (the "Adviser") anticipates that any trading company will be subject to (i) management fees that range between 0.0% and 2.0% of notional exposure, and (ii) performance-based incentive fees expected to range from 15.0% to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include "Acquired Fund Fees and Expenses."
[4]	The Adviser has contractually agreed to reduce its compensation and/or reimburse expenses for the Fund, to the extent necessary to ensure that the Fund's total operating expenses, excluding taxes, any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund Fees and Expenses" (as defined in Form N-1A) and brokerage commissions, do not exceed 1.10% (on an annual basis) of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2013. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the Adviser.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $25,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Equinox QCM Strategy Fund Equinox QCM Strategy Fund Class I Shares	119	463

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs (which are not reflected in “Annual Fund Operating Expenses” on the table above or in the Expense Example) affect the Fund's performance.

Principal Investment Strategies:

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by investing directly or indirectly through its wholly-owned subsidiary (the "Subsidiary") in a combination of (i) trading companies that employ the managed futures program of Quality Capital Management Ltd. (”QCM”), a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to the managed futures program of QCM (the “QCM GDP”), and (ii) an actively managed fixed-income portfolio.  The QCM GDP uses a trading model that tracks investments continuously across long, medium and short time frames and relies on market dynamics to shape each trade based on expected return and risk. The QCM GDP seeks to capture long-term momentum moves in markets while at the same time using short-term factors in effort to opportunistically generate gains and/or manage risk.  The scope of markets that may be accessed by the QCM GDP includes stock indices, interest rates, bonds, currencies, and commodities.

  Derivative Instruments: As a principal investment strategy, the Fund or the Subsidiary will invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk.  In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. A trading company may take a long or short position in such market.  The Fund or its Subsidiary may also invest in a variety of derivative instruments.

  Fixed-Income Securities:  The Fund will also invest in fixed income securities in order to seek income, for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary.  The Fund may invest in a variety of investment grade fixed income securities, including, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities and money market mutual fund shares.  The Fund also may seek to obtain market exposure to fixed income securities by entering into a series of purchase and sale contracts.  The Fund defines investment grade securities as those that are rated, at the time of purchase, as BBB- or higher by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization.  The Fund may invest in fixed income securities of any duration.

  Subsidiary:  The Fund may invest up to 25% of its total assets in the Subsidiary, which has the same investment objective as the Fund.  Investments in the Subsidiary are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts.  Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies.   A managed futures program may use one or a combination of trading strategies, including those described below.

A Momentum strategy generally seeks to identify the recent price movements of a specific global market segment over a specific period of time, and buy or sell an investment based on these price movements.  Generally, a momentum strategy would entail taking a long position on an investment with an upward price movement and a short position on an investment with a downward price movement.

A Trading Company is an unaffiliated pooled investment vehicle organized as a limited liability company and operated as a commodity pool.

Volatility is a measurement of the frequency and magnitude of changes in price over a given time period.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its interests in the Subsidiary), and the Fund’s assets will consist principally of securities.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund's investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund.   Many factors affect the Fund's net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

  Commodities Risk.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of a trading company or commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

  Counterparty Risk.  Many of the derivative contracts entered into by the Fund, the Subsidiary or a trading company will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Subsidiary or a trading company, the Fund, the Subsidiary or trading company must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund, the Subsidiary or a trading company may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

  Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

  Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

  Derivatives Risk. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts.  Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. A small investment in a derivative instrument can have a large impact on the performance of the Fund. There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based.  Purchased options may expire worthless. Derivative counterparties may default.  There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  Emerging Market Risk.  The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

  Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

  Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

  General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

  Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s (or the relevant trading companies’) trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant loss on their investment in the Fund.

  Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

  Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative  performance of the QCM GDP or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

  Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  OTC Trading Risk.  Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

  Portfolio Turnover Risk.  The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

  Regulatory Change Risk.  The Fund has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation. Recently the Commodity Futures Trading Commission (“CFTC”) has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all trading companies to register with the CFTC. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

  Trading Company Strategy Risk. The Fund gains exposure to the QCM GDP through its investment in trading companies utilizing the QCM GDP. The profitability of the Fund’s investment in a trading company depends primarily on the ability of QCM to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Price movements for commodity interests are influenced by, among other things:

    changes in interest rates;

    governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

    weather and climate conditions;

    natural disasters, such as hurricanes;

    changing supply and demand relationships;

    changes in balances of payments and trade;

    U.S. and international rates of inflation and deflation;

    currency devaluations and revaluations;

    U.S. and international political and economic events; and

    changes in philosophies and emotions of various market participants.

The QCM GDP may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, of such trading companies through reduced returns.

The successful use of forward and futures contracts draws upon QCM’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the instruments held by a trading company and the price of the forward or futures contract possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired losses caused by unanticipated market movements, which are potentially unlimited;

  QCM’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

  the possibility that the counterparty will default in the performance of its obligations; and

  if the trading company Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements or the trading company may have to close certain positions at a time when it may be disadvantageous to do so

A trading company’s use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the trading company (and indirectly the Fund through its investment in trading company) will have the potential for greater losses, as well as the potential for greater gains, than if the trading company did not employ leverage in its investment activity.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in a trading company’s exposure to an asset class and may cause the value of the trading company’s securities to be volatile.  Accordingly, the Fund’s NAV may be volatile because of its investment in the trading company.

There is no assurance that the Fund’s investment in a trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Performance:

Because the Fund has not commenced operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus.  Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Equinox QIM/WNTN Strategy Fund
RISK/RETURN
Investment Objective:
The Equinox QIM/WNTN Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $25,000 in the Fund.  More information about these and other discounts is available from your financial professional or in “How to Purchase Shares” beginning on page 28 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Equinox QIM/WNTN Strategy Fund		Equinox QIM/WNTN Strategy Fund Class A Shares		Equinox QIM/WNTN Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		5.75%		none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		none	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none		none
Redemption Fee (as a % of amount redeemed, if sold before 30 days)	[2]	none		none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Class A Shares made within 12 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The Fund's transfer agent charges a $15.00 fee for each wire redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Equinox QIM/WNTN Strategy Fund		Equinox QIM/WNTN Strategy Fund Class A Shares	Equinox QIM/WNTN Strategy Fund Class I Shares
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.78%	0.78%
Acquired Fund Fees and Expenses	[2][3]	0.07%	0.07%
Total Annual Fund Operating Expenses	[3]	1.85%	1.60%
Fee Waiver and/or Expense Reimbursement	[4]	(0.43%)	(0.43%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	[3]	1.42%	1.17%
[1]	Based on estimated amounts for the Fund's current fiscal year.
[2]	"Acquired Fund Fees and Expenses" do not include fees and expenses associated with the Fund's investments in its wholly-owned subsidiary (the "Subsidiary") or in any trading company. However, the Fund indirectly bears the fees and expenses of the Subsidiary and any trading company in the form of reduced returns on its investments. Equinox Fund Management, LLC (the "Adviser") anticipates that any trading company will be subject to (i) management fees that range between 0.0% and 2.0% of notional exposure, and (ii) performance-based incentive fees expected to range from 15.0% to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include "Acquired Fund Fees and Expenses."
[4]	The Adviser has contractually agreed to reduce its compensation and/or reimburse expenses for the Fund, to the extent necessary to ensure that the Fund's total operating expenses, excluding taxes, any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund Fees and Expenses" (as defined in Form N-1A) and brokerage commissions, do not exceed 1.10% (on an annual basis) of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2013. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the Adviser.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $25,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Equinox QIM/WNTN Strategy Fund (USD $)	1 Year	3 Years
Equinox QIM/WNTN Strategy Fund Class A Shares	711	1,084
Equinox QIM/WNTN Strategy Fund Class I Shares	119	463

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs (which are not reflected in “Annual Fund Operating Expenses” on the table above or in the Expense Example) affect the Fund's performance.

Principal Investment Strategies:

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by investing directly or indirectly through its wholly-owned subsidiary (the "Subsidiary") in a combination of (i) trading companies that employ the managed futures program of each of Quantitative Investment Management, LLC (“QIM”) and Winton Capital Management Ltd. (“Winton”), each a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to the managed futures program of each of QIM (the “QIM Program”) and Winton (the “Winton Program”), and (ii) an actively managed fixed-income portfolio.  The Fund seeks to provide exposure to each of the QIM Program and the Winton Program in roughly similar proportions.

The QIM Program utilizes numerous quantitative trading models designed to recognize trading patterns in order to predict price movements across a wide range of market, economic, and political environments, as well as a wide range of time frames and interactions. The QIM Program applies a systematic trading strategy, as well as sophisticated risk management procedures that take into account the price, size, volatility, liquidity, and inter-relationships of the instruments traded. The scope of markets that may be accessed by the QIM Program includes currencies, stock indices, interest rates, energies, and metals.

The Winton Program utilizes a systematic approach that blends short-term trading with long-term trend following, using multiple time frames and multiple models while allocating for maximum diversification. The Winton Program does not rely upon favorable conditions in any particular market, nor on market direction. Winton seeks to combine highly liquid financial instruments offering positive but low Sharpe ratios and generally low correlation over the long term to other markets such as equities and fixed income. The scope of markets that may be accessed by the Winton Program mainly includes stock indices, bonds, short-term interest rates, currencies, precious and base metals, grains, livestock, energy, and agricultural products.

  Derivative Instruments: As a principal investment strategy, the Fund or the Subsidiary will invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk.  In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. A trading company may take a long or short position in such market.  The Fund or its Subsidiary may also invest in a variety of derivative instruments.

  Fixed-Income Securities:  The Fund will also invest in fixed income securities in order to seek income, for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary.  The Fund may invest in a variety of investment grade fixed income securities, including, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities and money market mutual fund shares.  The Fund also may seek to obtain market exposure to fixed income securities by entering into a series of purchase and sale contracts.  The Fund defines investment grade securities as those that are rated, at the time of purchase, as BBB- or higher by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization.  The Fund may invest in fixed income securities of any duration.

  Subsidiary:  The Fund may invest up to 25% of its total assets in the Subsidiary, which has the same investment objective as the Fund.  Investments in the Subsidiary are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

Correlation is a statistical measurement of how two investments move in relation to one another.  Correlation ranges between plus one, where the two investments move the same amount in the same direction, and minus one, where the two investments move the same amount in opposite directions.

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts.  Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies.   A managed futures program may use one or a combination of trading strategies, including those described below.

In technical analysis, Patterns are formations on a chart outlining price movements over a period of time.An investment’s Sharpe Ratio is a statistical measurement of the investment’s risk-adjusted return.  As an investment’s Sharpe ratio increases, so does its return relative to its level of risk.

Systematic Trading is a trading strategy that employs computer-driven, mathematical models to identify when to buy or sell an instrument according to rules determined before a trade is made, generally with little or no human intervention once a mathematical formula has been entered.

A Trading Company is an unaffiliated pooled investment vehicle organized as a limited liability company and operated as a commodity pool.

A Trend Following strategy generally seeks to identify the general direction of one or more global market segments (either up or down) using indicators such as current market prices and moving average prices, and buy or sell investments based on the assessment of these trade signals as determined before a trade is made.  Trend-following generally focuses on the direction an investment or global market segment already has gone and not on the direction it may go.

Volatility is a measurement of the frequency and magnitude of changes in price over a given time period.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its interests in the Subsidiary), and the Fund’s assets will consist principally of securities.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund's investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund.   Many factors affect the Fund's net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

  Commodities Risk.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of a trading company or commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

  Counterparty Risk.  Many of the derivative contracts entered into by the Fund, the Subsidiary or a trading company will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Subsidiary or a trading company, the Fund, the Subsidiary or trading company must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund, the Subsidiary or a trading company may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

  Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

  Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

  Derivatives Risk. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts.  Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. A small investment in a derivative instrument can have a large impact on the performance of the Fund. There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based.  Purchased options may expire worthless. Derivative counterparties may default.  There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  Emerging Market Risk.  The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

  Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

  Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

  General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

  Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s (or the relevant trading companies’) trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant loss on their investment in the Fund.

  Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

  Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative  performance of the QIM Program or Winton Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

  Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  OTC Trading Risk.  Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

  Portfolio Turnover Risk.  The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

  Regulatory Change Risk.  The Fund has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation. Recently the Commodity Futures Trading Commission (“CFTC”) has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all trading companies to register with the CFTC. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

  Trading Company Strategy Risk. The Fund gains exposure to the QIM Program and Winton Program through its investment in trading companies utilizing the QIM Program or Winton Program. The profitability of the Fund’s investment in a trading company depends primarily on the ability of QIM and Winton to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Price movements for commodity interests are influenced by, among other things:

    changes in interest rates;

    governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

    weather and climate conditions;

    natural disasters, such as hurricanes;

    changing supply and demand relationships;

    changes in balances of payments and trade;

    U.S. and international rates of inflation and deflation;

    currency devaluations and revaluations;

    U.S. and international political and economic events; and

    changes in philosophies and emotions of various market participants.

The QIM Program and Winton Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, of such trading companies through reduced returns.

The successful use of forward and futures contracts draws upon QIM’s and Winton’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the instruments held by a trading company and the price of the forward or futures contract possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired losses caused by unanticipated market movements, which are potentially unlimited;

  QIM’s or Winton’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

  the possibility that the counterparty will default in the performance of its obligations; and

  if the trading company Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements or the trading company may have to close certain positions at a time when it may be disadvantageous to do so

A trading company’s use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the trading company (and indirectly the Fund through its investment in trading company) will have the potential for greater losses, as well as the potential for greater gains, than if the trading company did not employ leverage in its investment activity.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in a trading company’s exposure to an asset class and may cause the value of the trading company’s securities to be volatile.  Accordingly, the Fund’s NAV may be volatile because of its investment in the trading company.

There is no assurance that the Fund’s investment in a trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Performance:

Because the Fund has not commenced operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus.  Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Equinox Tiverton Strategy Fund
RISK/RETURN
Investment Objective:
The Equinox Tiverton Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Equinox Tiverton Strategy Fund Equinox Tiverton Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none
Redemption Fee (as a % of amount redeemed, if sold before 30 days)	[1]	none
[1]	The Fund's transfer agent charges a $15.00 fee for each wire redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Equinox Tiverton Strategy Fund Equinox Tiverton Strategy Fund Class I Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.78%
Acquired Fund Fees and Expenses	[2][3]	0.07%
Total Annual Fund Operating Expenses	[3]	1.60%
Fee Waiver and/or Expense Reimbursement	[4]	(0.43%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	[3]	1.17%
[1]	Based on estimated amounts for the Fund's current fiscal year.
[2]	"Acquired Fund Fees and Expenses" do not include fees and expenses associated with the Fund's investments in its wholly-owned subsidiary (the "Subsidiary") or in any trading company. However, the Fund indirectly bears the fees and expenses of the Subsidiary and any trading company in the form of reduced returns on its investments. Equinox Fund Management, LLC (the "Adviser") anticipates that any trading company will be subject to (i) management fees that range between 0.0% and 2.0% of notional exposure, and (ii) performance-based incentive fees expected to range from 15.0% to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include "Acquired Fund Fees and Expenses."
[4]	The Adviser has contractually agreed to reduce its compensation and/or reimburse expenses for the Fund, to the extent necessary to ensure that the Fund's total operating expenses, excluding taxes, any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund Fees and Expenses" (as defined in Form N-1A) and brokerage commissions, do not exceed 1.10% (on an annual basis) of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2013. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the Adviser.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $25,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Equinox Tiverton Strategy Fund Equinox Tiverton Strategy Fund Class I Shares	119	463

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs (which are not reflected in “Annual Fund Operating Expenses” on the table above or in the Expense Example) affect the Fund's performance.

Principal Investment Strategies:

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by investing directly or indirectly through its wholly-owned subsidiary (the "Subsidiary") in a combination of (i) trading companies that employ the managed futures program of Tiverton Trading (“Tiverton”), a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to the managed futures program of Tiverton (the “Tiverton Program”), and (ii) an actively managed fixed-income portfolio.  The Tiverton Program seeks to achieve capital growth consistent with capital preservation and attempts to control risks with disciplined money management.  In so doing, the Tiverton Program relies on a combination of fundamental and technical analysis in making trading decisions, with the objective of participating in major price moves in the markets traded. The scope of markets that may be accessed by the Tiverton Program includes foreign exchange, short and long term interest rates, equity indices and their sectors, base and precious metals, grains, the soy complex, softs, and industrials.

  Derivative Instruments: As a principal investment strategy, the Fund or the Subsidiary will invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk.  In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. A trading company may take a long or short position in such market.  The Fund or its Subsidiary may also invest in a variety of derivative instruments.

  Fixed-Income Securities:  The Fund will also invest in fixed income securities in order to seek income, for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary.  The Fund may invest in a variety of investment grade fixed income securities, including, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities and money market mutual fund shares.  The Fund also may seek to obtain market exposure to fixed income securities by entering into a series of purchase and sale contracts.  The Fund defines investment grade securities as those that are rated, at the time of purchase, as BBB- or higher by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization.  The Fund may invest in fixed income securities of any duration.

  Subsidiary:  The Fund may invest up to 25% of its total assets in the Subsidiary, which has the same investment objective as the Fund.  Investments in the Subsidiary are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts.  Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies.   A managed futures program may use one or a combination of trading strategies, including those described below.

Examples of Softs, or soft commodities, are sugar, cocoa, and coffee.

A Trading Company is an unaffiliated pooled investment vehicle organized as a limited liability company and operated as a commodity pool.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its interests in the Subsidiary), and the Fund’s assets will consist principally of securities.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund's investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund.  Many factors affect the Fund's net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

  Commodities Risk.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of a trading company or commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

  Counterparty Risk.  Many of the derivative contracts entered into by the Fund, the Subsidiary or a trading company will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Subsidiary or a trading company, the Fund, the Subsidiary or trading company must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund, the Subsidiary or a trading company may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

  Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

  Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

  Derivatives Risk. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts.  Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. A small investment in a derivative instrument can have a large impact on the performance of the Fund. There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based.  Purchased options may expire worthless. Derivative counterparties may default.  There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  Emerging Market Risk.  The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

  Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

  Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

  General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

  Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s (or the relevant trading companies’) trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant loss on their investment in the Fund.

  Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

  Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative  performance of the Tiverton Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

  Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  OTC Trading Risk.  Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

  Portfolio Turnover Risk.  The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

  Regulatory Change Risk.  The Fund has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation. Recently the Commodity Futures Trading Commission (“CFTC”) has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all trading companies to register with the CFTC. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

  Trading Company Strategy Risk. The Fund gains exposure to the Tiverton Program through its investment in trading companies utilizing the Tiverton Program. The profitability of the Fund’s investment in a trading company depends primarily on the ability of Tiverton to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Price movements for commodity interests are influenced by, among other things:

    changes in interest rates;

    governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

    weather and climate conditions;

    natural disasters, such as hurricanes;

    changing supply and demand relationships;

    changes in balances of payments and trade;

    U.S. and international rates of inflation and deflation;

    currency devaluations and revaluations;

    U.S. and international political and economic events; and

    changes in philosophies and emotions of various market participants.

The Tiverton Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, of such trading companies through reduced returns.

The successful use of forward and futures contracts draws upon Tiverton’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the instruments held by a trading company and the price of the forward or futures contract possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired losses caused by unanticipated market movements, which are potentially unlimited;

  Tiverton’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

  the possibility that the counterparty will default in the performance of its obligations; and

  if the trading company Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements or the trading company may have to close certain positions at a time when it may be disadvantageous to do so

A trading company’s use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the trading company (and indirectly the Fund through its investment in trading company) will have the potential for greater losses, as well as the potential for greater gains, than if the trading company did not employ leverage in its investment activity.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in a trading company’s exposure to an asset class and may cause the value of the trading company’s securities to be volatile.  Accordingly, the Fund’s NAV may be volatile because of its investment in the trading company.

There is no assurance that the Fund’s investment in a trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Performance:

Because the Fund has not commenced operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus.  Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 10, 2011
Registrant Name	dei_EntityRegistrantName	Equinox Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001498272
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 10, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 10, 2011
Prospectus Date	rr_ProspectusDate	Aug 15, 2011
Equinox Abraham Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Equinox Abraham Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs (which are not reflected in “Annual Fund Operating Expenses” on the table above or in the Expense Example) affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $25,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by investing, directly or indirectly through its wholly-owned subsidiary (the "Subsidiary"), in a combination of (i) trading companies that employ the managed futures program of Abraham Trading Company (“Abraham”), a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to the managed futures program of Abraham (the “Abraham Program”), and (ii) an actively managed fixed-income portfolio.  The Abraham Program generally utilizes a systematic trading model, blending long-term and short-term trend following, short-term momentum, and mean reversion strategies in an effort to reduce volatility without sacrificing performance. In so doing, the Abraham Program seeks opportunities to enter trades believed to provide superior risk/reward characteristics that capture major trends in a diverse group of markets. In evaluating the various factors which make up a trading decision, the Abraham Program weighs each trade's risk-reward potential, how it fits into the risk profile of the entire strategy, and whether it adheres to the program's overall trading goals.  The scope of markets that may be accessed by the Abraham Program includes a variety of commodity, interest rate and financial futures markets.

  Derivative Instruments: As a principal investment strategy, the Fund or the Subsidiary will invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk.  In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. A trading company may take a long or short position in such market.  The Fund or its Subsidiary may also invest in a variety of derivative instruments.

  Fixed-Income Securities:  The Fund will also invest in fixed income securities in order to seek income, for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary.  The Fund may invest in a variety of investment grade fixed income securities, including, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities and money market mutual fund shares.  The Fund also may seek to obtain market exposure to fixed income securities by entering into a series of purchase and sale contracts.  The Fund defines investment grade securities as those that are rated, at the time of purchase, as BBB- or higher by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization.  The Fund may invest in fixed income securities of any duration.

  Subsidiary:  The Fund may invest up to 25% of its total assets in the Subsidiary, which has the same investment objective as the Fund.  Investments in the Subsidiary are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts.  Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies.   A managed futures program may use one or a combination of trading strategies, including those described below.

A Mean Reversion strategy generally seeks to identify instruments whose prices have deviated from, and therefore are likely to return to, their historical averages.  If an instrument is trading below its historical average price, a mean reversion strategy generally would entail taking a long position on the instrument, while if an instrument is trading above its historical average price, a mean reversion strategy generally would entail taking a short position in the instrument.

A Momentum strategy generally seeks to identify the recent price movements of a specific global market segment over a specific period of time, and buy or sell an investment based on these price movements.  Generally, a momentum strategy would entail taking a long position on an investment with an upward price movement and a short position on an investment with a downward price movement.

Systematic Trading is a trading strategy that employs computer-driven, mathematical models to identify when to buy or sell an instrument according to rules determined before a trade is made, generally with little or no human intervention once a mathematical formula has been entered.

A Trading Company is an unaffiliated pooled investment vehicle organized as a limited liability company and operated as a commodity pool.

A Trend Following strategy generally seeks to identify the general direction of one or more global market segments (either up or down) using indicators such as current market prices and moving average prices, and buy or sell investments based on the assessment of these trade signals as determined before a trade is made.  Trend-following generally focuses on the direction an investment or global market segment already has gone and not on the direction it may go.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its interests in the Subsidiary), and the Fund’s assets will consist principally of securities.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund's investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund.   Many factors affect the Fund's net asset value and performance.

A trading company’s use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the trading company (and indirectly the Fund through its investment in trading company) will have the potential for greater losses, as well as the potential for greater gains, than if the trading company did not employ leverage in its  investment activity.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in a trading company’s exposure to an asset class and may cause the value of the trading company’s securities to be volatile.  Accordingly, the Fund’s NAV may be volatile because of its investment in the trading company.

There is no assurance that the Fund’s investment in a trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

  Commodities Risk.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of a trading company or commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

  Counterparty Risk.  Many of the derivative contracts entered into by the Fund, the Subsidiary or a trading company will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Subsidiary or a trading company, the Fund, the Subsidiary or trading company must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund, the Subsidiary or a trading company may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

  Credit Risk.  Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

  Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

  Derivatives Risk. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts.  Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. A small investment in a derivative instrument can have a large impact on the performance of the Fund. There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based.  Purchased options may expire worthless. Derivative counterparties may default.  There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  Emerging Market Risk.  The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

  Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

  Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

  General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

  Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s (or the relevant trading companies’) trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant loss on their investment in the Fund.

  Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

  Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative performance of the Abraham Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

  Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market.  While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

  Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

  Regulatory Change Risk.  The Fund has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation. Recently the Commodity Futures Trading Commission (“CFTC”) has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all trading companies to register with the CFTC. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

  Trading Company Strategy Risk. The Fund gains exposure to the Abraham Program through its investment in trading companies utilizing the Abraham Program. The profitability of the Fund’s investment in a trading company depends primarily on the ability of Abraham to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Price movements for commodity interests are influenced by, among other things:

    changes in interest rates;

    governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

    weather and climate conditions;

    natural disasters, such as hurricanes;

    changing supply and demand relationships;

    changes in balances of payments and trade;

    U.S. and international rates of inflation and deflation;

    currency devaluations and revaluations;

    changes in philosophies and emotions of various market participants.

The Abraham Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, of such trading companies through reduced returns.

The successful use of forward and futures contracts draws upon Abraham’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the instruments held by a trading company and the price of the forward or futures contract possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired losses caused by unanticipated market movements, which are potentially unlimited;

  Abraham’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

  the possibility that the counterparty will default in the performance of its obligations; and

  if the trading company Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements or the trading company may have to close certain positions at a time when it may be disadvantageous to do so

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that more of the Fund's assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not commenced operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus.  Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced operations, no performance information is presented for the Fund at this time.
Equinox Abraham Strategy Fund | Equinox Abraham Strategy Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold before 30 days)	rr_RedemptionFeeOverRedemption	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[5]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.17%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	463
Equinox Cantab Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Equinox Cantab Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs (which are not reflected in “Annual Fund Operating Expenses” on the table above or in the Expense Example) affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $25,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by investing directly or indirectly through its wholly-owned subsidiary (the "Subsidiary") in a combination of (i) trading companies that employ the managed futures program of Cantab Capital Partners LLP (“Cantab”), a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to the managed futures program of Cantab (the “Cantab Program”), and (ii) an actively managed fixed-income portfolio. The Cantab Program is quantitative and systematic, employing highly sophisticated statistical models designed to identify and exploit various price inefficiencies across a highly diversified portfolio of liquid financial instruments. The Cantab Program blends a number of strategies, including short-term trading, medium-term trend following or momentum strategies, and value-oriented or carry strategies.   The Cantab Program is primarily “technical” rather than “fundamental” in that many of the underlying models rely on price signals, and attempt to take advantage of the tendency of prices to trend (or to mean-revert) in an observable fashion over various time-frames. The Cantab Program is designed to target specific levels of volatility or risk. The scope of markets that may be accessed by the Cantab Program includes global exchange traded futures and over-the-counter option and forwards markets on commodities (including energies, base and precious metals, and crops), equity indices, government bonds, short term interest rates and currencies.

  Derivative Instruments: As a principal investment strategy, the Fund or the Subsidiary will invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk.  In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. A trading company may take a long or short position in such market.  The Fund or its Subsidiary may also invest in a variety of derivative instruments.

  Fixed-Income Securities:  The Fund will also invest in fixed income securities in order to seek income, for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary.  The Fund may invest in a variety of investment grade fixed income securities, including, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities and money market mutual fund shares.  The Fund also may seek to obtain market exposure to fixed income securities by entering into a series of purchase and sale contracts.  The Fund defines investment grade securities as those that are rated, at the time of purchase, as BBB- or higher by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization.  The Fund may invest in fixed income securities of any duration.

  Subsidiary:  The Fund may invest up to 25% of its total assets in the Subsidiary, which has the same investment objective as the Fund.  Investments in the Subsidiary are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

A Carry trade is where one borrows a currency or commodity with a low cost of carry and lends a similar instrument with a high cost of carry in order to profit from the differential.  Cost of carry is the cost of storing a physical commodity or holding a financial instrument over a period of time.

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts.  Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies.   A managed futures program may use one or a combination of trading strategies, including those described below.

An investment Mean-Reverts when its price returns to its historical average after having deviated from it for a period of time.

A Momentum strategy generally seeks to identify the recent price movements of a specific global market segment over a specific period of time, and buy or sell an investment based on these price movements.  Generally, a momentum strategy would entail taking a long position on an investment with an upward price movement and a short position on an investment with a downward price movement.

Systematic Trading is a trading strategy that employs computer-driven, mathematical models to identify when to buy or sell an instrument according to rules determined before a trade is made, generally with little or no human intervention once a mathematical formula has been entered.

A Trading Company is an unaffiliated pooled investment vehicle organized as a limited liability company and operated as a commodity pool.A Trend Following strategy generally seeks to identify the general direction of one or more global market segments (either up or down) using indicators such as current market prices and moving average prices, and buy or sell investments based on the assessment of these trade signals as determined before a trade is made.  Trend-following generally focuses on the direction an investment or global market segment already has gone and not on the direction it may go.

Volatility is a measurement of the frequency and magnitude of changes in price over a given time period.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its interests in the Subsidiary), and the Fund’s assets will consist principally of securities.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund's investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund.  Many factors affect the Fund's net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

  Commodities Risk.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of a trading company or commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

  Counterparty Risk.  Many of the derivative contracts entered into by the Fund, the Subsidiary or a trading company will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Subsidiary or a trading company, the Fund, the Subsidiary or trading company must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund, the Subsidiary or a trading company may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

  Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

  Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

  Derivatives Risk. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts.  Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. A small investment in a derivative instrument can have a large impact on the performance of the Fund. There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based.  Purchased options may expire worthless. Derivative counterparties may default.  There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  Emerging Market Risk.  The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

  Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

  Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

  General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

  Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s (or the relevant trading companies’) trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant loss on their investment in the Fund.

  Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

  Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative  performance of the Cantab Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

  Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  OTC Trading Risk.  Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

  Portfolio Turnover Risk.  The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

  Regulatory Change Risk.  The Fund has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation. Recently the Commodity Futures Trading Commission (“CFTC”) has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all trading companies to register with the CFTC. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

  Trading Company Strategy Risk. The Fund gains exposure to the Cantab Program through its investment in trading companies utilizing the Cantab Program. The profitability of the Fund’s investment in a trading company depends primarily on the ability of Cantab to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Price movements for commodity interests are influenced by, among other things:

    changes in interest rates;

    governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

    weather and climate conditions;

    natural disasters, such as hurricanes;

    changing supply and demand relationships;

    changes in balances of payments and trade;

    U.S. and international rates of inflation and deflation;

    currency devaluations and revaluations;

    U.S. and international political and economic events; and

    changes in philosophies and emotions of various market participants.

The Cantab Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, of such trading companies through reduced returns.

The successful use of forward and futures contracts draws upon Cantab’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the instruments held by a trading company and the price of the forward or futures contract possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired losses caused by unanticipated market movements, which are potentially unlimited;

  Cantab’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

  the possibility that the counterparty will default in the performance of its obligations; and

  if the trading company Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements or the trading company may have to close certain positions at a time when it may be disadvantageous to do so

A trading company’s use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the trading company (and indirectly the Fund through its investment in trading company) will have the potential for greater losses, as well as the potential for greater gains, than if the trading company did not employ leverage in its investment activity.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in a trading company’s exposure to an asset class and may cause the value of the trading company’s securities to be volatile.  Accordingly, the Fund’s NAV may be volatile because of its investment in the trading company.

There is no assurance that the Fund’s investment in a trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that more of the Fund's assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not commenced operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus.  Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced operations, no performance information is presented for the Fund at this time.
Equinox Cantab Strategy Fund | Equinox Cantab Strategy Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold before 30 days)	rr_RedemptionFeeOverRedemption	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[5]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.17%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	463
Equinox Chesapeake Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Equinox Chesapeake Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs (which are not reflected in “Annual Fund Operating Expenses” on the table above or in the Expense Example) affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $25,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by investing directly or indirectly through its wholly-owned subsidiary (the "Subsidiary") in a combination of (i) trading companies that employ the managed futures program of Chesapeake Capital Corporation (“Chesapeake”), a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to the managed futures program of Chesapeake (the “Chesapeake Program”), and (ii) an actively managed fixed-income portfolio.  The Chesapeake Program is a long-term trend following program that utilizes trading systems across a broadly diversified set of markets with a systematic investment approach, focusing on capital preservation while attempting to provide positive annual returns. The Chesapeake Program analyzes markets, including price movement, market volatility, open interest, and volume, as a means of predicting market opportunity and discovering any repeating patterns in past historical prices. The scope of markets that may be accessed by the Chesapeake Program includes stock indices, single stock futures, interest rates, currencies, and commodities.

  Derivative Instruments: As a principal investment strategy, the Fund or the Subsidiary will invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk.  In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. A trading company may take a long or short position in such market.  The Fund or its Subsidiary may also invest in a variety of derivative instruments.

  Fixed-Income Securities:  The Fund will also invest in fixed income securities in order to seek income, for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary.  The Fund may invest in a variety of investment grade fixed income securities, including, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities and money market mutual fund shares.  The Fund also may seek to obtain market exposure to fixed income securities by entering into a series of purchase and sale contracts.  The Fund defines investment grade securities as those that are rated, at the time of purchase, as BBB- or higher by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization.  The Fund may invest in fixed income securities of any duration.

  Subsidiary:  The Fund may invest up to 25% of its total assets in the Subsidiary, which has the same investment objective as the Fund.  Investments in the Subsidiary are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts.  Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies.   A managed futures program may use one or a combination of trading strategies, including those described below.

A futures contract’s Open Interest is the total number of the contracts long or short in a delivery month or market that has been entered into and not yet liquidated by an offsetting transaction or fulfilled by delivery.

Systematic Trading is a trading strategy that employs computer-driven, mathematical models to identify when to buy or sell an instrument according to rules determined before a trade is made, generally with little or no human intervention once a mathematical formula has been entered.

Technical Analysis is a method of evaluating an investment opportunity by using charts or computer programs to identify patterns in market data, such as price change, rates of change, and changes in volume of trading, open interest and other statistical indicators, in order to project the direction that a market or the price of an investment will move.  Technical analysis does not take into account fundamental market factors, such as supply and demand.

A Trading Company is an unaffiliated pooled investment vehicle organized as a limited liability company and operated as a commodity pool.

A Trend Following strategy generally seeks to identify the general direction of one or more global market segments (either up or down) using indicators such as current market prices and moving average prices, and buy or sell investments based on the assessment of these trade signals as determined before a trade is made.  Trend-following generally focuses on the direction an investment or global market segment already has gone and not on the direction it may go.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its interests in the Subsidiary), and the Fund’s assets will consist principally of securities.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund's investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund.  Many factors affect the Fund's net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

  Commodities Risk.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of a trading company or commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

  Counterparty Risk.  Many of the derivative contracts entered into by the Fund, the Subsidiary or a trading company will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Subsidiary or a trading company, the Fund, the Subsidiary or trading company must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund, the Subsidiary or a trading company may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

  Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

  Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

  Derivatives Risk. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts.  Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. A small investment in a derivative instrument can have a large impact on the performance of the Fund. There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based.  Purchased options may expire worthless. Derivative counterparties may default.  There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  Emerging Market Risk.  The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

  Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

  Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

  General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

  Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s (or the relevant trading companies’) trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant loss on their investment in the Fund.

  Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

  Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative  performance of the Chesapeake Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

  Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  OTC Trading Risk.  Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

  Portfolio Turnover Risk.  The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

  Regulatory Change Risk.  The Fund has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation. Recently the Commodity Futures Trading Commission (“CFTC”) has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all trading companies to register with the CFTC. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

  Trading Company Strategy Risk. The Fund gains exposure to the Chesapeake Program through its investment in trading companies utilizing the Chesapeake Program. The profitability of the Fund’s investment in a trading company depends primarily on the ability of Chesapeake to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Price movements for commodity interests are influenced by, among other things:

  changes in interest rates;

  governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

  weather and climate conditions;

  natural disasters, such as hurricanes;

  changing supply and demand relationships;

  changes in balances of payments and trade;

  U.S. and international rates of inflation and deflation;

  currency devaluations and revaluations;

  U.S. and international political and economic events; and

  changes in philosophies and emotions of various market participants.

The Chesapeake Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, of such trading companies through reduced returns.

The successful use of forward and futures contracts draws upon Chesapeake’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the instruments held by a trading company and the price of the forward or futures contract possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired losses caused by unanticipated market movements, which are potentially unlimited;

  Chesapeake’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

  the possibility that the counterparty will default in the performance of its obligations; and

  if the trading company Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements or the trading company may have to close certain positions at a time when it may be disadvantageous to do so

A trading company’s use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the trading company (and indirectly the Fund through its investment in trading company) will have the potential for greater losses, as well as the potential for greater gains, than if the trading company did not employ leverage in its investment activity.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in a trading company’s exposure to an asset class and may cause the value of the trading company’s securities to be volatile.  Accordingly, the Fund’s NAV may be volatile because of its investment in the trading company.

There is no assurance that the Fund’s investment in a trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that more of the Fund's assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not commenced operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus.  Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced operations, no performance information is presented for the Fund at this time.
Equinox Chesapeake Strategy Fund | Equinox Chesapeake Strategy Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold before 30 days)	rr_RedemptionFeeOverRedemption	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[5]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.17%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	463
Equinox Crabel Two Plus Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Equinox Crabel Two Plus Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs (which are not reflected in “Annual Fund Operating Expenses” on the table above or in the Expense Example) affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $25,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by investing directly or indirectly through its wholly-owned subsidiary (the "Subsidiary") in a combination of (i) trading companies that employ the managed futures program of Crabel Capital Management, LLC (”Crabel”), a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to the managed futures program of Crabel (the “Crabel Two Plus Program”), and (ii) an actively managed fixed-income portfolio.  The Crabel Two Plus Program uses a systematic trading model that focuses on the price of an investment in order to maximize risk-adjusted returns with little to no correlation to traditional asset classes.  The Crabel Two Plus Program employs the scientific method in analyzing an investment, beginning with an observation of market behavior, developing a hypothesis on the future price movement of an investment and using statistical models to test the hypothesis.  The Crabel Two Plus Program’s method is results-oriented and combines trend following with short-term trading.  The Crabel Two Plus Program is diversified across a large number of strategies and market sectors.  The scope of markets that may be accessed by the Crabel Two Plus Program includes interest rates, stock indices, currencies, and commodities.

  Derivative Instruments: As a principal investment strategy, the Fund or the Subsidiary will invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk.  In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. A trading company may take a long or short position in such market.  The Fund or its Subsidiary may also invest in a variety of derivative instruments.

  Fixed-Income Securities:  The Fund will also invest in fixed income securities in order to seek income, for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary.  The Fund may invest in a variety of investment grade fixed income securities, including, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities and money market mutual fund shares.  The Fund also may seek to obtain market exposure to fixed income securities by entering into a series of purchase and sale contracts.  The Fund defines investment grade securities as those that are rated, at the time of purchase, as BBB- or higher by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization.  The Fund may invest in fixed income securities of any duration.

  Subsidiary:  The Fund may invest up to 25% of its total assets in the Subsidiary, which has the same investment objective as the Fund.  Investments in the Subsidiary are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

Alpha is a statistical measure of risk-adjusted return for a particular investment.  A higher alpha indicates stronger performance than predicted by the investment’s level of risk. A lower alpha indicates a poorer performance that predicted by the investment’s level of risk.

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts.  Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies.   A managed futures program may use one or a combination of trading strategies, including those described below.

Systematic Trading is a trading strategy that employs computer-driven, mathematical models to identify when to buy or sell an instrument according to rules determined before a trade is made, generally with little or no human intervention once a mathematical formula has been entered.

A Trading Company is an unaffiliated pooled investment vehicle organized as a limited liability company and operated as a commodity pool.

A Trend Following strategy generally seeks to identify the general direction of one or more global market segments (either up or down) using indicators such as current market prices and moving average prices, and buy or sell investments based on the assessment of these trade signals as determined before a trade is made.  Trend-following generally focuses on the direction an investment or global market segment already has gone and not on the direction it may go.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its interests in the Subsidiary), and the Fund’s assets will consist principally of securities.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund's investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund.  Many factors affect the Fund's net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

  Commodities Risk.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of a trading company or commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

  Counterparty Risk.  Many of the derivative contracts entered into by the Fund, the Subsidiary or a trading company will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Subsidiary or a trading company, the Fund, the Subsidiary or trading company must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund, the Subsidiary or a trading company may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

  Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

  Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

  Derivatives Risk. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts.  Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. A small investment in a derivative instrument can have a large impact on the performance of the Fund. There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based.  Purchased options may expire worthless. Derivative counterparties may default.  There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  Emerging Market Risk.  The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

  Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

  Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

  General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

  Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s (or the relevant trading companies’) trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant loss on their investment in the Fund.

  Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

  Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative  performance of the Crabel Two Plus Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

  Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  OTC Trading Risk.  Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

  Portfolio Turnover Risk.  The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

  Regulatory Change Risk.  The Fund has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation. Recently the Commodity Futures Trading Commission (“CFTC”) has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all trading companies to register with the CFTC. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

  Trading Company Strategy Risk. The Fund gains exposure to the Crabel Two Plus Program through its investment in trading companies utilizing the Crabel Two Plus Program. The profitability of the Fund’s investment in a trading company depends primarily on the ability of Crabel to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Price movements for commodity interests are influenced by, among other things:

  changes in interest rates;

  governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

  weather and climate conditions;

  natural disasters, such as hurricanes;

  changing supply and demand relationships;

  changes in balances of payments and trade;

  U.S. and international rates of inflation and deflation;

  currency devaluations and revaluations;

  U.S. and international political and economic events; and

  changes in philosophies and emotions of various market participants.

The Crabel Two Plus Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, of such trading companies through reduced returns.

The successful use of forward and futures contracts draws upon Crabel’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the instruments held by a trading company and the price of the forward or futures contract possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired losses caused by unanticipated market movements, which are potentially unlimited;

  Crabel’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

  the possibility that the counterparty will default in the performance of its obligations; and

  if the trading company Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements or the trading company may have to close certain positions at a time when it may be disadvantageous to do so

A trading company’s use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the trading company (and indirectly the Fund through its investment in trading company) will have the potential for greater losses, as well as the potential for greater gains, than if the trading company did not employ leverage in its investment activity.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in a trading company’s exposure to an asset class and may cause the value of the trading company’s securities to be volatile.  Accordingly, the Fund’s NAV may be volatile because of its investment in the trading company.

There is no assurance that the Fund’s investment in a trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that more of the Fund's assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not commenced operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus.  Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced operations, no performance information is presented for the Fund at this time.
Equinox Crabel Two Plus Strategy Fund | Equinox Crabel Two Plus Strategy Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold before 30 days)	rr_RedemptionFeeOverRedemption	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[5]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.17%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	463
Equinox Eclipse Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Equinox Eclipse Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs (which are not reflected in “Annual Fund Operating Expenses” on the table above or in the Expense Example) affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $25,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by investing directly or indirectly through its wholly-owned subsidiary (the "Subsidiary") in a combination of (i) trading companies that employ the managed futures program of Eclipse Capital Management, Inc. (“Eclipse”), a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to the managed futures program of Eclipse (the “Eclipse Program”), and (ii) an actively managed fixed-income portfolio.  The Eclipse Program utilizes a systematic, quantitative managed futures program that combines momentum, mean reversion, global macro andfundamental strategies. The Eclipse Program uses a diversified collection of statistical models, which tracks price movements and other data. The Eclipse Program, with its multifactor approach to trading, was designed to provide reliable future performance. The scope of markets that may be accessed by the Eclipse Program includes fixed income, equity indices, commodities, and currencies.

  Derivative Instruments: As a principal investment strategy, the Fund or the Subsidiary will invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk.  In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. A trading company may take a long or short position in such market.  The Fund or its Subsidiary may also invest in a variety of derivative instruments.

  Fixed-Income Securities:  The Fund will also invest in fixed income securities in order to seek income, for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary.  The Fund may invest in a variety of investment grade fixed income securities, including, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities and money market mutual fund shares.  The Fund also may seek to obtain market exposure to fixed income securities by entering into a series of purchase and sale contracts.  The Fund defines investment grade securities as those that are rated, at the time of purchase, as BBB- or higher by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization.  The Fund may invest in fixed income securities of any duration.

  Subsidiary:  The Fund may invest up to 25% of its total assets in the Subsidiary, which has the same investment objective as the Fund.  Investments in the Subsidiary are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

Fundamental Analysis is the study of basic, underlying factors that will affect the supply and demand of an investment.  For example, with respect to commodity futures, fundamental analysis may look at crop reports, weather patterns, economic reports and other fundamental data to determine whether to buy or sell the futures contract.

 A Global Macro strategy generally analyzes global economic, political or financial trends to seek returns and invests across a number of geographic regions.

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts.  Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies.   A managed futures program may use one or a combination of trading strategies, including those described below.

A Mean Reversion strategy generally seeks to identify instruments whose prices have deviated from, and therefore are likely to return to, their historical averages.  If an instrument is trading below its historical average price, a mean reversion strategy generally would entail taking a long position on the instrument, while if an instrument is trading above its historical average price, a mean reversion strategy generally would entail taking a short position in the instrument.

A Momentum strategy generally seeks to identify the recent price movements of a specific global market segment over a specific period of time, and buy or sell an investment based on these price movements.  Generally, a momentum strategy would entail taking a long position on an investment with an upward price movement and a short position on an investment with a downward price movement.

Systematic Trading is a trading strategy that employs computer-driven, mathematical models to identify when to buy or sell an instrument according to rules determined before a trade is made, generally with little or no human intervention once a mathematical formula has been entered.

A Trading Company is an unaffiliated pooled investment vehicle organized as a limited liability company and operated as a commodity pool.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its interests in the Subsidiary), and the Fund’s assets will consist principally of securities.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund's investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund.  Many factors affect the Fund's net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

  Commodities Risk.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of a trading company or commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

  Counterparty Risk.  Many of the derivative contracts entered into by the Fund, the Subsidiary or a trading company will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Subsidiary or a trading company, the Fund, the Subsidiary or trading company must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund, the Subsidiary or a trading company may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

  Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

  Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

  Derivatives Risk. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts.  Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. A small investment in a derivative instrument can have a large impact on the performance of the Fund. There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based.  Purchased options may expire worthless. Derivative counterparties may default.  There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  Emerging Market Risk.  The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

  Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

  Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

  General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

  Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s (or the relevant trading companies’) trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant loss on their investment in the Fund.

  Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

  Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative  performance of the Eclipse Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

  Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  OTC Trading Risk.  Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

  Portfolio Turnover Risk.  The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

  Regulatory Change Risk.  The Fund has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation. Recently the Commodity Futures Trading Commission (“CFTC”) has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all trading companies to register with the CFTC. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

  Trading Company Strategy Risk. The Fund gains exposure to the Eclipse Program through its investment in trading companies utilizing the Eclipse Program. The profitability of the Fund’s investment in a trading company depends primarily on the ability of Eclipse to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Price movements for commodity interests are influenced by, among other things:

  changes in interest rates;

  governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

  weather and climate conditions;

  natural disasters, such as hurricanes;

  changing supply and demand relationships;

  changes in balances of payments and trade;

  U.S. and international rates of inflation and deflation;

  currency devaluations and revaluations;

  U.S. and international political and economic events; and

  changes in philosophies and emotions of various market participants.

The Eclipse Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, of such trading companies through reduced returns.

The successful use of forward and futures contracts draws upon Eclipse’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the instruments held by a trading company and the price of the forward or futures contract possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired losses caused by unanticipated market movements, which are potentially unlimited;

  Eclipse’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

  the possibility that the counterparty will default in the performance of its obligations; and

  if the trading company Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements or the trading company may have to close certain positions at a time when it may be disadvantageous to do so

A trading company’s use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the trading company (and indirectly the Fund through its investment in trading company) will have the potential for greater losses, as well as the potential for greater gains, than if the trading company did not employ leverage in its investment activity.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in a trading company’s exposure to an asset class and may cause the value of the trading company’s securities to be volatile.  Accordingly, the Fund’s NAV may be volatile because of its investment in the trading company.

There is no assurance that the Fund’s investment in a trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that more of the Fund's assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not commenced operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus.  Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced operations, no performance information is presented for the Fund at this time.
Equinox Eclipse Strategy Fund | Equinox Eclipse Strategy Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold before 30 days)	rr_RedemptionFeeOverRedemption	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[5]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.17%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	463
Equinox John Locke Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Equinox John Locke Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs (which are not reflected in “Annual Fund Operating Expenses” on the table above or in the Expense Example) affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $25,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by investing directly or indirectly through its wholly-owned subsidiary (the "Subsidiary") in a combination of (i) trading companies that employ the managed futures program of John Locke Investments (“John Locke”), a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to the managed futures program of John Locke (the “John Locke Program”), and (ii) an actively managed fixed-income portfolio.  The John Locke Program takes a systematic, approach to investing in global futures markets, testing multiple variables to detect trends of a variety of futures contracts over time. The John Locke Program seeks to equalize risk across all futures contracts by measuring volatility in real timeand limiting value-at-risk.  The John Locke Program starts with a research process that is structured to avoid overdependence on historical data. To this end, all research is carried out on the same platform with a standardized dataset, standardized backtesting methodology, standardized simulation trading, and standardized slippage hypothesis.  The John Locke Program uses a quantitative method to investment management in an effort to identify deeply engrained patterns in markets, developing models to identify these patterns.  The scope of markets that may be accessed by the John Locke Program includes stock indices, currencies, bonds and commodities.

  Derivative Instruments: As a principal investment strategy, the Fund or the Subsidiary will invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk.  In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. A trading company may take a long or short position in such market.  The Fund or its Subsidiary may also invest in a variety of derivative instruments.

  Fixed-Income Securities:  The Fund will also invest in fixed income securities in order to seek income, for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary.  The Fund may invest in a variety of investment grade fixed income securities, including, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities and money market mutual fund shares.  The Fund also may seek to obtain market exposure to fixed income securities by entering into a series of purchase and sale contracts.  The Fund defines investment grade securities as those that are rated, at the time of purchase, as BBB- or higher by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization.  The Fund may invest in fixed income securities of any duration.

  Subsidiary:  The Fund may invest up to 25% of its total assets in the Subsidiary, which has the same investment objective as the Fund.  Investments in the Subsidiary are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

Backtesting is the process of using historical data to simulate a trading strategy over a prior time period in order to determine how effective the strategy would have been if used during that time period.

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts.  Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies.   A managed futures program may use one or a combination of trading strategies, including those described below.

Simulation Trading is the process of testing a trading strategy under multiple, hypothetical scenarios in order to help determine the likelihood that a trade will produce the desired result.

Slippage is the difference between the price at which a trade is expected to be executed and the actual price at which it is executed.  Slippage may occur for a variety of reasons, such as in volatile markets where executing a trade at the expected price may not be possible.

Systematic Trading is a trading strategy that employs computer-driven, mathematical models to identify when to buy or sell an instrument according to rules determined before a trade is made, generally with little or no human intervention once a mathematical formula has been entered.

A Trading Company is an unaffiliated pooled investment vehicle organized as a limited liability company and operated as a commodity pool.

A Trend is the general direction, either upward or downward, in which prices have been moving.

Value-at-Risk is a statistical analysis used to estimate the likelihood that a portfolio will suffer a certain loss over a certain time period.

Volatility is a measurement of the frequency and magnitude of changes in price over a given time period.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its interests in the Subsidiary), and the Fund’s assets will consist principally of securities.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund's investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund.  Many factors affect the Fund's net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

  Commodities Risk.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of a trading company or commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

  Counterparty Risk.  Many of the derivative contracts entered into by the Fund, the Subsidiary or a trading company will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Subsidiary or a trading company, the Fund, the Subsidiary or trading company must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund, the Subsidiary or a trading company may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

  Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

  Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

  Derivatives Risk. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts.  Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. A small investment in a derivative instrument can have a large impact on the performance of the Fund. There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based.  Purchased options may expire worthless. Derivative counterparties may default.  There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  Emerging Market Risk.  The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

  Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

  Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

  General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

  Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s (or the relevant trading companies’) trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant loss on their investment in the Fund.

  Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

  Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative  performance of the John Locke Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

  Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  OTC Trading Risk.  Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

  Portfolio Turnover Risk.  The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

  Regulatory Change Risk.  The Fund has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation. Recently the Commodity Futures Trading Commission (“CFTC”) has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all trading companies to register with the CFTC. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

  Trading Company Strategy Risk. The Fund gains exposure to the John Locke Program through its investment in trading companies utilizing the John Locke Program. The profitability of the Fund’s investment in a trading company depends primarily on the ability of John Locke to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Price movements for commodity interests are influenced by, among other things:

  changes in interest rates;

  governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

  weather and climate conditions;

  natural disasters, such as hurricanes;

  changing supply and demand relationships;

  changes in balances of payments and trade;

  U.S. and international rates of inflation and deflation;

  currency devaluations and revaluations;

  U.S. and international political and economic events; and

  changes in philosophies and emotions of various market participants.

The John Locke Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, of such trading companies through reduced returns.

The successful use of forward and futures contracts draws upon John Locke’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the instruments held by a trading company and the price of the forward or futures contract possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired losses caused by unanticipated market movements, which are potentially unlimited;

  John Locke’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

  the possibility that the counterparty will default in the performance of its obligations; and

  if the trading company Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements or the trading company may have to close certain positions at a time when it may be disadvantageous to do so

A trading company’s use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the trading company (and indirectly the Fund through its investment in trading company) will have the potential for greater losses, as well as the potential for greater gains, than if the trading company did not employ leverage in its investment activity.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in a trading company’s exposure to an asset class and may cause the value of the trading company’s securities to be volatile.  Accordingly, the Fund’s NAV may be volatile because of its investment in the trading company.

There is no assurance that the Fund’s investment in a trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that more of the Fund's assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not commenced operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus.  Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced operations, no performance information is presented for the Fund at this time.
Equinox John Locke Strategy Fund | Equinox John Locke Strategy Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold before 30 days)	rr_RedemptionFeeOverRedemption	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[5]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.17%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	463
Equinox Mesirow Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Equinox Mesirow Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs (which are not reflected in “Annual Fund Operating Expenses” on the table above or in the Expense Example) affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $25,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by investing directly or indirectly through its wholly-owned subsidiary (the "Subsidiary") in a combination of (i) trading companies that employ the managed futures program of Mesirow Financial Commodities Management, LLC (“Mesirow”), a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to the managed futures program of Mesirow (the “Mesirow Program”), and (ii) an actively managed fixed-income portfolio.  The Mesirow Program utilizes a fundamental, global macro approach with a focus on commodities, coupled with rigorous risk management while seeking to generate potentially consistent returns with low volatility in various market environments. The Mesirow Program seeks to generate returns in both rising and falling market environments by applying discretionary, fundamental evaluation of market drivers and their impact on various market sectors. The scope of markets that may be accessed by the Mesirow Program includes stock indices, currencies, and commodities.

  Derivative Instruments: As a principal investment strategy, the Fund or the Subsidiary will invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk.  In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. A trading company may take a long or short position in such market.  The Fund or its Subsidiary may also invest in a variety of derivative instruments.

  Fixed-Income Securities:  The Fund will also invest in fixed income securities in order to seek income, for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary.  The Fund may invest in a variety of investment grade fixed income securities, including, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities and money market mutual fund shares.  The Fund also may seek to obtain market exposure to fixed income securities by entering into a series of purchase and sale contracts.  The Fund defines investment grade securities as those that are rated, at the time of purchase, as BBB- or higher by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization.  The Fund may invest in fixed income securities of any duration.

  Subsidiary:  The Fund may invest up to 25% of its total assets in the Subsidiary, which has the same investment objective as the Fund.  Investments in the Subsidiary are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

Fundamental Analysis is the study of basic, underlying factors that will affect the supply and demand of an investment.  For example, with respect to commodity futures, fundamental analysis may look at crop reports, weather patterns, economic reports and other fundamental data to determine whether to buy or sell the futures contract.

A Global Macro strategy generally analyzes global economic, political or financial trends to seek returns and invests across a number of geographic regions.

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts.  Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies.   A managed futures program may use one or a combination of trading strategies, including those described below.

A Trading Company is an unaffiliated pooled investment vehicle organized as a limited liability company and operated as a commodity pool.Volatility is a measurement of the frequency and magnitude of changes in price over a given time period.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its interests in the Subsidiary), and the Fund’s assets will consist principally of securities.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund's investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund.  Many factors affect the Fund's net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

  Commodities Risk.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of a trading company or commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

  Counterparty Risk.  Many of the derivative contracts entered into by the Fund, the Subsidiary or a trading company will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Subsidiary or a trading company, the Fund, the Subsidiary or trading company must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund, the Subsidiary or a trading company may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

  Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

  Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

  Derivatives Risk. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts.  Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. A small investment in a derivative instrument can have a large impact on the performance of the Fund. There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based.  Purchased options may expire worthless. Derivative counterparties may default.  There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  Emerging Market Risk.  The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

  Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

  Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

  General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

  Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s (or the relevant trading companies’) trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant loss on their investment in the Fund.

  Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

  Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative  performance of the Mesirow Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

  Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  OTC Trading Risk.  Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

  Portfolio Turnover Risk.  The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

  Regulatory Change Risk.  The Fund has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation. Recently the Commodity Futures Trading Commission (“CFTC”) has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all trading companies to register with the CFTC. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

  Trading Company Strategy Risk. The Fund gains exposure to the Mesirow Program through its investment in trading companies utilizing the Mesirow Program. The profitability of the Fund’s investment in a trading company depends primarily on the ability of Mesirow to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Price movements for commodity interests are influenced by, among other things:

  changes in interest rates;

  governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

  weather and climate conditions;

  natural disasters, such as hurricanes;

  changing supply and demand relationships;

  changes in balances of payments and trade;

  U.S. and international rates of inflation and deflation;

  currency devaluations and revaluations;

  U.S. and international political and economic events; and

  changes in philosophies and emotions of various market participants.

The Mesirow Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, of such trading companies through reduced returns.

The successful use of forward and futures contracts draws upon Mesirow’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the instruments held by a trading company and the price of the forward or futures contract possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired losses caused by unanticipated market movements, which are potentially unlimited;

  Mesirow’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

  the possibility that the counterparty will default in the performance of its obligations; and

  if the trading company Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements or the trading company may have to close certain positions at a time when it may be disadvantageous to do so

A trading company’s use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the trading company (and indirectly the Fund through its investment in trading company) will have the potential for greater losses, as well as the potential for greater gains, than if the trading company did not employ leverage in its investment activity.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in a trading company’s exposure to an asset class and may cause the value of the trading company’s securities to be volatile.  Accordingly, the Fund’s NAV may be volatile because of its investment in the trading company.

There is no assurance that the Fund’s investment in a trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that more of the Fund's assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not commenced operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus.  Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced operations, no performance information is presented for the Fund at this time.
Equinox Mesirow Strategy Fund | Equinox Mesirow Strategy Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold before 30 days)	rr_RedemptionFeeOverRedemption	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[5]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.17%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	463
Equinox QCM Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Equinox QCM Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs (which are not reflected in “Annual Fund Operating Expenses” on the table above or in the Expense Example) affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $25,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by investing directly or indirectly through its wholly-owned subsidiary (the "Subsidiary") in a combination of (i) trading companies that employ the managed futures program of Quality Capital Management Ltd. (”QCM”), a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to the managed futures program of QCM (the “QCM GDP”), and (ii) an actively managed fixed-income portfolio.  The QCM GDP uses a trading model that tracks investments continuously across long, medium and short time frames and relies on market dynamics to shape each trade based on expected return and risk. The QCM GDP seeks to capture long-term momentum moves in markets while at the same time using short-term factors in effort to opportunistically generate gains and/or manage risk.  The scope of markets that may be accessed by the QCM GDP includes stock indices, interest rates, bonds, currencies, and commodities.

  Derivative Instruments: As a principal investment strategy, the Fund or the Subsidiary will invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk.  In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. A trading company may take a long or short position in such market.  The Fund or its Subsidiary may also invest in a variety of derivative instruments.

  Fixed-Income Securities:  The Fund will also invest in fixed income securities in order to seek income, for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary.  The Fund may invest in a variety of investment grade fixed income securities, including, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities and money market mutual fund shares.  The Fund also may seek to obtain market exposure to fixed income securities by entering into a series of purchase and sale contracts.  The Fund defines investment grade securities as those that are rated, at the time of purchase, as BBB- or higher by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization.  The Fund may invest in fixed income securities of any duration.

  Subsidiary:  The Fund may invest up to 25% of its total assets in the Subsidiary, which has the same investment objective as the Fund.  Investments in the Subsidiary are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts.  Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies.   A managed futures program may use one or a combination of trading strategies, including those described below.

A Momentum strategy generally seeks to identify the recent price movements of a specific global market segment over a specific period of time, and buy or sell an investment based on these price movements.  Generally, a momentum strategy would entail taking a long position on an investment with an upward price movement and a short position on an investment with a downward price movement.

A Trading Company is an unaffiliated pooled investment vehicle organized as a limited liability company and operated as a commodity pool.

Volatility is a measurement of the frequency and magnitude of changes in price over a given time period.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its interests in the Subsidiary), and the Fund’s assets will consist principally of securities.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund's investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund.   Many factors affect the Fund's net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

  Commodities Risk.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of a trading company or commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

  Counterparty Risk.  Many of the derivative contracts entered into by the Fund, the Subsidiary or a trading company will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Subsidiary or a trading company, the Fund, the Subsidiary or trading company must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund, the Subsidiary or a trading company may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

  Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

  Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

  Derivatives Risk. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts.  Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. A small investment in a derivative instrument can have a large impact on the performance of the Fund. There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based.  Purchased options may expire worthless. Derivative counterparties may default.  There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  Emerging Market Risk.  The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

  Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

  Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

  General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

  Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s (or the relevant trading companies’) trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant loss on their investment in the Fund.

  Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

  Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative  performance of the QCM GDP or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

  Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  OTC Trading Risk.  Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

  Portfolio Turnover Risk.  The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

  Regulatory Change Risk.  The Fund has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation. Recently the Commodity Futures Trading Commission (“CFTC”) has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all trading companies to register with the CFTC. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

  Trading Company Strategy Risk. The Fund gains exposure to the QCM GDP through its investment in trading companies utilizing the QCM GDP. The profitability of the Fund’s investment in a trading company depends primarily on the ability of QCM to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Price movements for commodity interests are influenced by, among other things:

    changes in interest rates;

    governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

    weather and climate conditions;

    natural disasters, such as hurricanes;

    changing supply and demand relationships;

    changes in balances of payments and trade;

    U.S. and international rates of inflation and deflation;

    currency devaluations and revaluations;

    U.S. and international political and economic events; and

    changes in philosophies and emotions of various market participants.

The QCM GDP may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, of such trading companies through reduced returns.

The successful use of forward and futures contracts draws upon QCM’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the instruments held by a trading company and the price of the forward or futures contract possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired losses caused by unanticipated market movements, which are potentially unlimited;

  QCM’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

  the possibility that the counterparty will default in the performance of its obligations; and

  if the trading company Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements or the trading company may have to close certain positions at a time when it may be disadvantageous to do so

A trading company’s use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the trading company (and indirectly the Fund through its investment in trading company) will have the potential for greater losses, as well as the potential for greater gains, than if the trading company did not employ leverage in its investment activity.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in a trading company’s exposure to an asset class and may cause the value of the trading company’s securities to be volatile.  Accordingly, the Fund’s NAV may be volatile because of its investment in the trading company.

There is no assurance that the Fund’s investment in a trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that more of the Fund's assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not commenced operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus.  Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced operations, no performance information is presented for the Fund at this time.
Equinox QCM Strategy Fund | Equinox QCM Strategy Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold before 30 days)	rr_RedemptionFeeOverRedemption	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[5]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.17%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	463
Equinox QIM/WNTN Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Equinox QIM/WNTN Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $25,000 in the Fund.  More information about these and other discounts is available from your financial professional or in “How to Purchase Shares” beginning on page 28 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs (which are not reflected in “Annual Fund Operating Expenses” on the table above or in the Expense Example) affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $25,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by investing directly or indirectly through its wholly-owned subsidiary (the "Subsidiary") in a combination of (i) trading companies that employ the managed futures program of each of Quantitative Investment Management, LLC (“QIM”) and Winton Capital Management Ltd. (“Winton”), each a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to the managed futures program of each of QIM (the “QIM Program”) and Winton (the “Winton Program”), and (ii) an actively managed fixed-income portfolio.  The Fund seeks to provide exposure to each of the QIM Program and the Winton Program in roughly similar proportions.

The QIM Program utilizes numerous quantitative trading models designed to recognize trading patterns in order to predict price movements across a wide range of market, economic, and political environments, as well as a wide range of time frames and interactions. The QIM Program applies a systematic trading strategy, as well as sophisticated risk management procedures that take into account the price, size, volatility, liquidity, and inter-relationships of the instruments traded. The scope of markets that may be accessed by the QIM Program includes currencies, stock indices, interest rates, energies, and metals.

The Winton Program utilizes a systematic approach that blends short-term trading with long-term trend following, using multiple time frames and multiple models while allocating for maximum diversification. The Winton Program does not rely upon favorable conditions in any particular market, nor on market direction. Winton seeks to combine highly liquid financial instruments offering positive but low Sharpe ratios and generally low correlation over the long term to other markets such as equities and fixed income. The scope of markets that may be accessed by the Winton Program mainly includes stock indices, bonds, short-term interest rates, currencies, precious and base metals, grains, livestock, energy, and agricultural products.

  Derivative Instruments: As a principal investment strategy, the Fund or the Subsidiary will invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk.  In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. A trading company may take a long or short position in such market.  The Fund or its Subsidiary may also invest in a variety of derivative instruments.

  Fixed-Income Securities:  The Fund will also invest in fixed income securities in order to seek income, for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary.  The Fund may invest in a variety of investment grade fixed income securities, including, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities and money market mutual fund shares.  The Fund also may seek to obtain market exposure to fixed income securities by entering into a series of purchase and sale contracts.  The Fund defines investment grade securities as those that are rated, at the time of purchase, as BBB- or higher by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization.  The Fund may invest in fixed income securities of any duration.

  Subsidiary:  The Fund may invest up to 25% of its total assets in the Subsidiary, which has the same investment objective as the Fund.  Investments in the Subsidiary are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

Correlation is a statistical measurement of how two investments move in relation to one another.  Correlation ranges between plus one, where the two investments move the same amount in the same direction, and minus one, where the two investments move the same amount in opposite directions.

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts.  Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies.   A managed futures program may use one or a combination of trading strategies, including those described below.

In technical analysis, Patterns are formations on a chart outlining price movements over a period of time.An investment’s Sharpe Ratio is a statistical measurement of the investment’s risk-adjusted return.  As an investment’s Sharpe ratio increases, so does its return relative to its level of risk.

Systematic Trading is a trading strategy that employs computer-driven, mathematical models to identify when to buy or sell an instrument according to rules determined before a trade is made, generally with little or no human intervention once a mathematical formula has been entered.

A Trading Company is an unaffiliated pooled investment vehicle organized as a limited liability company and operated as a commodity pool.

A Trend Following strategy generally seeks to identify the general direction of one or more global market segments (either up or down) using indicators such as current market prices and moving average prices, and buy or sell investments based on the assessment of these trade signals as determined before a trade is made.  Trend-following generally focuses on the direction an investment or global market segment already has gone and not on the direction it may go.

Volatility is a measurement of the frequency and magnitude of changes in price over a given time period.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its interests in the Subsidiary), and the Fund’s assets will consist principally of securities.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund's investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund.   Many factors affect the Fund's net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

  Commodities Risk.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of a trading company or commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

  Counterparty Risk.  Many of the derivative contracts entered into by the Fund, the Subsidiary or a trading company will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Subsidiary or a trading company, the Fund, the Subsidiary or trading company must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund, the Subsidiary or a trading company may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

  Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

  Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

  Derivatives Risk. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts.  Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. A small investment in a derivative instrument can have a large impact on the performance of the Fund. There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based.  Purchased options may expire worthless. Derivative counterparties may default.  There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  Emerging Market Risk.  The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

  Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

  Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

  General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

  Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s (or the relevant trading companies’) trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant loss on their investment in the Fund.

  Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

  Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative  performance of the QIM Program or Winton Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

  Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  OTC Trading Risk.  Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

  Portfolio Turnover Risk.  The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

  Regulatory Change Risk.  The Fund has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation. Recently the Commodity Futures Trading Commission (“CFTC”) has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all trading companies to register with the CFTC. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

  Trading Company Strategy Risk. The Fund gains exposure to the QIM Program and Winton Program through its investment in trading companies utilizing the QIM Program or Winton Program. The profitability of the Fund’s investment in a trading company depends primarily on the ability of QIM and Winton to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Price movements for commodity interests are influenced by, among other things:

    changes in interest rates;

    governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

    weather and climate conditions;

    natural disasters, such as hurricanes;

    changing supply and demand relationships;

    changes in balances of payments and trade;

    U.S. and international rates of inflation and deflation;

    currency devaluations and revaluations;

    U.S. and international political and economic events; and

    changes in philosophies and emotions of various market participants.

The QIM Program and Winton Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, of such trading companies through reduced returns.

The successful use of forward and futures contracts draws upon QIM’s and Winton’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the instruments held by a trading company and the price of the forward or futures contract possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired losses caused by unanticipated market movements, which are potentially unlimited;

  QIM’s or Winton’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

  the possibility that the counterparty will default in the performance of its obligations; and

  if the trading company Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements or the trading company may have to close certain positions at a time when it may be disadvantageous to do so

A trading company’s use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the trading company (and indirectly the Fund through its investment in trading company) will have the potential for greater losses, as well as the potential for greater gains, than if the trading company did not employ leverage in its investment activity.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in a trading company’s exposure to an asset class and may cause the value of the trading company’s securities to be volatile.  Accordingly, the Fund’s NAV may be volatile because of its investment in the trading company.

There is no assurance that the Fund’s investment in a trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that more of the Fund's assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not commenced operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus.  Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced operations, no performance information is presented for the Fund at this time.
Equinox QIM/WNTN Strategy Fund | Equinox QIM/WNTN Strategy Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[6]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold before 30 days)	rr_RedemptionFeeOverRedemption	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%	[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[5]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.42%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	711
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,084
Equinox QIM/WNTN Strategy Fund | Equinox QIM/WNTN Strategy Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold before 30 days)	rr_RedemptionFeeOverRedemption	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[5]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.17%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	463
Equinox Tiverton Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Equinox Tiverton Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs (which are not reflected in “Annual Fund Operating Expenses” on the table above or in the Expense Example) affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $25,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by investing directly or indirectly through its wholly-owned subsidiary (the "Subsidiary") in a combination of (i) trading companies that employ the managed futures program of Tiverton Trading (“Tiverton”), a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to the managed futures program of Tiverton (the “Tiverton Program”), and (ii) an actively managed fixed-income portfolio.  The Tiverton Program seeks to achieve capital growth consistent with capital preservation and attempts to control risks with disciplined money management.  In so doing, the Tiverton Program relies on a combination of fundamental and technical analysis in making trading decisions, with the objective of participating in major price moves in the markets traded. The scope of markets that may be accessed by the Tiverton Program includes foreign exchange, short and long term interest rates, equity indices and their sectors, base and precious metals, grains, the soy complex, softs, and industrials.

  Derivative Instruments: As a principal investment strategy, the Fund or the Subsidiary will invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk.  In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. A trading company may take a long or short position in such market.  The Fund or its Subsidiary may also invest in a variety of derivative instruments.

  Fixed-Income Securities:  The Fund will also invest in fixed income securities in order to seek income, for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary.  The Fund may invest in a variety of investment grade fixed income securities, including, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities and money market mutual fund shares.  The Fund also may seek to obtain market exposure to fixed income securities by entering into a series of purchase and sale contracts.  The Fund defines investment grade securities as those that are rated, at the time of purchase, as BBB- or higher by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization.  The Fund may invest in fixed income securities of any duration.

  Subsidiary:  The Fund may invest up to 25% of its total assets in the Subsidiary, which has the same investment objective as the Fund.  Investments in the Subsidiary are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts.  Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies.   A managed futures program may use one or a combination of trading strategies, including those described below.

Examples of Softs, or soft commodities, are sugar, cocoa, and coffee.

A Trading Company is an unaffiliated pooled investment vehicle organized as a limited liability company and operated as a commodity pool.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its interests in the Subsidiary), and the Fund’s assets will consist principally of securities.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund's investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund.  Many factors affect the Fund's net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

  Commodities Risk.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of a trading company or commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

  Counterparty Risk.  Many of the derivative contracts entered into by the Fund, the Subsidiary or a trading company will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Subsidiary or a trading company, the Fund, the Subsidiary or trading company must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund, the Subsidiary or a trading company may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

  Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

  Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

  Derivatives Risk. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts.  Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. A small investment in a derivative instrument can have a large impact on the performance of the Fund. There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based.  Purchased options may expire worthless. Derivative counterparties may default.  There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  Emerging Market Risk.  The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

  Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

  Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

  General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

  Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s (or the relevant trading companies’) trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant loss on their investment in the Fund.

  Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

  Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative  performance of the Tiverton Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

  Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  OTC Trading Risk.  Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

  Portfolio Turnover Risk.  The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

  Regulatory Change Risk.  The Fund has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation. Recently the Commodity Futures Trading Commission (“CFTC”) has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all trading companies to register with the CFTC. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

  Trading Company Strategy Risk. The Fund gains exposure to the Tiverton Program through its investment in trading companies utilizing the Tiverton Program. The profitability of the Fund’s investment in a trading company depends primarily on the ability of Tiverton to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Price movements for commodity interests are influenced by, among other things:

    changes in interest rates;

    governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

    weather and climate conditions;

    natural disasters, such as hurricanes;

    changing supply and demand relationships;

    changes in balances of payments and trade;

    U.S. and international rates of inflation and deflation;

    currency devaluations and revaluations;

    U.S. and international political and economic events; and

    changes in philosophies and emotions of various market participants.

The Tiverton Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, of such trading companies through reduced returns.

The successful use of forward and futures contracts draws upon Tiverton’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the instruments held by a trading company and the price of the forward or futures contract possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired losses caused by unanticipated market movements, which are potentially unlimited;

  Tiverton’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

  the possibility that the counterparty will default in the performance of its obligations; and

  if the trading company Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements or the trading company may have to close certain positions at a time when it may be disadvantageous to do so

A trading company’s use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the trading company (and indirectly the Fund through its investment in trading company) will have the potential for greater losses, as well as the potential for greater gains, than if the trading company did not employ leverage in its investment activity.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in a trading company’s exposure to an asset class and may cause the value of the trading company’s securities to be volatile.  Accordingly, the Fund’s NAV may be volatile because of its investment in the trading company.

There is no assurance that the Fund’s investment in a trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that more of the Fund's assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not commenced operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus.  Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced operations, no performance information is presented for the Fund at this time.
Equinox Tiverton Strategy Fund | Equinox Tiverton Strategy Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold before 30 days)	rr_RedemptionFeeOverRedemption	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[5]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.17%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	463

[1]	The Fund's transfer agent charges a $15.00 fee for each wire redemption.
[2]	Based on estimated amounts for the Fund's current fiscal year.
[3]	"Acquired Fund Fees and Expenses" do not include fees and expenses associated with the Fund's investments in its wholly-owned subsidiary (the "Subsidiary") or in any trading company. However, the Fund indirectly bears the fees and expenses of the Subsidiary and any trading company in the form of reduced returns on its investments. Equinox Fund Management, LLC (the "Adviser") anticipates that any trading company will be subject to (i) management fees that range between 0.0% and 2.0% of notional exposure, and (ii) performance-based incentive fees expected to range from 15.0% to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees.
[4]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include "Acquired Fund Fees and Expenses."
[5]	The Adviser has contractually agreed to reduce its compensation and/or reimburse expenses for the Fund, to the extent necessary to ensure that the Fund's total operating expenses, excluding taxes, any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund Fees and Expenses" (as defined in Form N-1A) and brokerage commissions, do not exceed 1.10% (on an annual basis) of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2013. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the Adviser.
[6]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Class A Shares made within 12 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.